FILE NO. 2-34100
FIDELITY SYSTEMATIC INVESTMENT PLANS

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
POST-EFFECTIVE AMENDMENT NO. 65
TO
FORM S-6

For registration under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2.

A. EXACT NAME OF TRUST:
FIDELITY SYSTEMATIC INVESTMENT PLANS:
Destiny Plans I and Destiny Plans II

B. NAME OF DEPOSITOR:
FIDELITY DISTRIBUTORS CORPORATION

C. COMPLETE ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES:
82 Devonshire Street
Boston, Massachusetts 02109

D. NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICES:
Eric D. Roiter
Fidelity Distributors Corporation
82 Devonshire Street
Boston, Massachusetts 02109

It is proposed that this filing will become effective (check appropriate box):
[  ] immediately upon filing pursuant to paragraph (b)
[ X] On November19, 1998 pursuant to paragraph (b)
[  ] 60 days after filing pursuant to paragraph (a)(i)
[  ] on (      ) pursuant to paragraph (a)(i)
[  ] 75 days after filing pursuant to paragraph (a)(ii)
[  ]     on (      ) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 6   5
TO
REGISTRATION STATEMENT FILE NO. 2-34100

                         PAGE
Facing Sheet             1
Table of Contents        2
Cross-Reference Sheet    3
Prospectus               8
Signature Page           68
Exhibits                 69

RECONCILIATION AND TIE OF INFORMATION SHOWN IN
INVESTMENT PLANS PROSPECTUS WITH THAT REQUIRED BY FORM N-8B-2

FORM N-8B-2  CAPTION
ITEM NUMBER  REFERENCE
1 (a)        Front Cover
  (b)        Introductory Statement
2            Fidelity Systematic Investment Plans (First Page); The
             Custodian; The Sponsor
3            The Custodian; The Sponsor; Back Cover
4            Back Cover
5            General
6 (a)        The Custodian; The Sponsor
  (b)        The Custodian; The Sponsor
7            Not applicable
8            The fiscal year end of the trust is September 30
9            Not applicable
10 (a)       How to Start a Destiny Plan
   (b)       Distributions
   (c)       Borrowing Against Your Plan Without Termination;
             Cancellation and Refund Rights; Terminating the Plan and
             Withdrawal of Shares
   (d)       Borrowing Against Your Plan Without Termination;
             Transferring or Assigning Rights in the Plan; Terminating the Plan and Withdrawal of Shares; Plan Reinstatement
             Privilege
   (e)       Not applicable
   (f)       Retaining Full Voting Rights in Fund Shares
   (g)(1)(2) Substitution of the Underlying Investment

FORM N-8B-2  CAPTION
ITEM NUMBER  REFERENCE
      (3)(4) The Custodian; The Sponsor
   (h)(1)(2) Substitution of the Underlying Investment
      (3)(4) The Custodian; The Sponsor
   (i)       The Sponsor; Custodian Fees
 11          Investment Objective
 12(a)       Investment Objective
   (b)-(d)   The Custodian; The Sponsor
   (e)       Not Applicable
 13(a)(A)(B) How Fidelity Systematic Investment Plans Can Help
             Planholders Meet Their Objectives; A $50 Monthly
             Investment Plan; Allocation of Investments and
             Deductions; Extended Investment Option; Sponsor and
             Custodian Fees; The Custodian; The Sponsor
      (C)(D) The Sponsor; Custodian Fees; The Custodian; General
   (b)       A $50 Monthly Investment Plan
   (c)       Fidelity Systematic Investment Plans (Page 1)
   (d)       Rights and Privileges of Planholders; The Custodian; The
             Sponsor; Planholders May Qualify for Reduced Fees
   (e),(f)   Not Applicable
   (g)       Allocation of Investments and Deductions (10 Year Plans);
             Allocation of Investments and Deductions (15 Year Plans);
             Financial Statements
 14          How to Start a Destiny Plan
 15          The Custodian; The Sponsor
 16          The Custodian; The Sponsor
 17          Rights and Privileges of Planholders
 18(a),(b)   Distributions; The Custodian; The Sponsor
   (c)       Not Applicable
   (d)       Not Applicable
 19          The Custodian; The Sponsor

FORM N-8B-2  CAPTION
ITEM NUMBER  REFERENCE
 20(a-d)     The Custodian; The Sponsor; Rights and Privileges of
             Planholders; Termination of a Plan
   (e),(f)   Not Applicable
 21          Not Applicable
 22          Reference is made to the statements in Exhibit 1.A.(1)
             filed herewith under the caption "Indemnification."
 23          The Sponsor
 24          Not Applicable
 25          The Sponsor
 26(a)       Financial Statements
   (b)       Not Applicable
 27          The Sponsor
 28          The Sponsor
 29          The Sponsor
 30          Not Applicable
 31          The Sponsor
 32          Not Applicable
 33          Not Applicable
 34          Not Applicable
 35(A)(B)    General
   (C)       Not Applicable
 36          Not Applicable
 37          Not Applicable
 38          Fidelity Systematic Investment Plans (Page 1); General
 39          The Sponsor
 40          Financial Statements
 41(a)       The Sponsor
FORM N-8B-2  CAPTION
ITEM NUMBER  REFERENCE
   (b) (c)   Not Applicable
 42          The Sponsor
 43          Not Applicable
 44(a)       Financial Statements
   (b)       Allocation of Investments and Deductions; Total
             Allocations and Deductions When Extended Investment
             Option of 120 Additional Investments Is Used; A $50
             Monthly Investment Plan; Financial Statements
 45          Not Applicable
 46(a),(b)   Fidelity Systematic Investment Plans (Page 1); Allocation
             of Investments and Deductions; Total Allocations and
             Deductions When Extended Investment Option of 120
             Additional Investments Is Used; A $50 Monthly Investment
             Plan; Statement of Operations; Statement of Condition
 47          Not Applicable
 48          The Custodian; The Sponsor
 49          Creation and Sales Charges; The Custodian; The Sponsor;
             Statement of Operations
 50          Notes C&D (pp. 5,6); Notes A&B (pp. 7); Note B (pp. 8);
             The Custodian; The Sponsor
 51          Not Applicable
  52(a)      Not Applicable
    (b)      Not Applicable
    (c)      Substitution of the Underlying Investment
    (d)      Not Applicable
 53          Taxes
 54          Not Applicable
 55          Illustration of a Hypothetical $50 ($166.66) Monthly
             Destiny I Plan
 56-59       Not Applicable



FIDELITY
SYSTEMATIC
INVESTMENT
PLANS:
DESTINY PLANS I
DESTINY PLANS II

PROSPECTUS
NOVEMBER    19    , 199   8

DESTINY

FIDELITY SYSTEMATIC INVESTMENT PLANS:
DESTINY PLANS I AND DESTINY PLANS II

 Fidelity Systematic Investment Plans, a plan consisting of two series, Destiny Plans I and Destiny Plans II (each a Plan and collectively, the Plans), for the accumulation of shares of Fidelity Destiny Portfolios, a series fund consisting of Destiny I and Destiny II (each a Fund and collectively, the Funds), are offered by Fidelity Distributors Corporation (Distributors or Sponsor), the Sponsor and Principal Underwriter. Investments in Destiny Plans I purchase shares of Destiny I and investments in Destiny Plans II purchase shares of Destiny II. Exchanges between the two Plans are not permitted.

 Planholders make a fixed monthly investment for either 10 or 15 years. On 10-year Plans, the Creation and Sales Charges range from 8.24% on $6,000 Plans ($50 a month) to 0.64% on $1,200,000 Plans
($10,000 a month) and from 9.20% to 0.64% of the net amount invested, respectively. Total deductions range from 11.66% to 0.66% of the net amount invested, respectively. On 15-year Plans, the Creation and Sales Charges range from 8.67% on $9,000 Plans ($50 a month) to 0.61% on $1,800,000 Plans ($10,000 a month) and from 9.73% to 0.61% of the net amount invested, respectively. Total deductions range from 12.20% to 0.63% of the net amount invested.

 Investments are applied, after authorized deductions, to the purchase of Fund shares at net asset value (NAV). THESE SHARES ARE A LONG-TERM INVESTMENT AND ARE NOT SUITABLE FOR INVESTORS SEEKING QUICK PROFITS OR WHO MIGHT BE UNABLE TO COMPLETE A PLAN. Since a major portion of the entire Creation and Sales Charges is deducted from the first year's investment, withdrawal or termination of your investment in the early years of the Plan will probably result in a loss. For example, on a $6,000 Plan - $50 a month for 10 years - total charges amount to 10.44% of the investments made if the Plan is completed. However, even after application of the refund privilege described on page , total deductions would amount to 17.2% of total investments if this Plan were terminated any time between 2 months and 18 months. Moreover, if it were terminated after 18 months, total deductions would amount to 35.11% of total investments; they would amount to 29% if the Plan were terminated after two years. A detailed description of all deductions appears on pages , , and .

 The value of each Fund's shares is subject to fluctuations in the values of its underlying securities. A Plan calls for monthly investments at regular intervals regardless of the price level of the Fund's shares. Planholders should therefore consider their financial ability to continue a Plan. A Plan offers no assurance against loss in a declining market. Terminating the Plan at a time when the value of the Fund shares the Planholder has acquired is less than their cost will result in a loss. Preinvestment of all or any part of the first year's investments on Plans offered herein increases the possible loss in the event of early termination.

 Shares of the Funds are offered to the general public only through
the        Plans. Shares of certain other mutual funds managed by the
Funds' adviser, which might be considered to have investment objectives similar in many respects to those of the Funds, may be acquired by direct purchase without any sales charges, payment of the Custodian Fee, or penalties for early termination.

 Planholders have the right to a 45-day refund or a limited refund of their investment for certain periods of time and under the conditions described in more detail under the heading "Cancellation and Refund Rights," page .

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT
INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING
POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY
THE CURRENT PROSPECTUS FOR FIDELITY DESTINY PORTFOLIOS.

Planholders should read and retain this Prospectus for future reference.

I.DES   -    PRO-119   8


[This Page Intentionally Left Blank]



TABLE OF CONTENTS

                                                   PAGE
HOW FIDELITY SYSTEMATIC INVESTMENT PLANS CAN HELP
  PLANHOLDERS MEET THEIR OBJECTIVES                4
ALLOCATION OF INVESTMENTS AND DEDUCTIONS           5
A $50 MONTHLY INVESTMENT PLAN                      8
INVESTMENT OBJECTIVE                               9
HOW TO START A DESTINY PLAN                        9
TAX-   ADVANTAGED     RETIREMENT PLANS             9
PLANHOLDERS MAY QUALIFY FOR REDUCED FEES           10
 1. Reduced Custodian Fees under an Automatic
     Investment Program                            10
 2. Purchasing Two or More Plans at the Same Time  10
 3. Rights of Accumulation                         11
RIGHTS AND PRIVILEGES OF PLANHOLDERS               11
 1. Distributions                                  11
 2. Federal Income Tax Withholding                 11
 3. Transferring or Assigning Rights in the Plan   11
 4. Retaining Full Voting Rights in Fund Shares    12
 5. Making Preinvestments to Complete the Plan
     Ahead of Schedule                             12
 6. Changing the Face Amount of the Plan           12
 7 Extended Investment Option                      12
 8. Partial Liquidation of Your Plan Without
      Termination                                  13
 9. Systematic Withdrawal Program                  14
 10. Cancellation and Refund Rights                14
 11. Terminating the Plan and Withdrawal of Shares 15
    12. Exchanges                                  16
 1   3    . Plan Reinstatement Privilege           16
SPONSOR AND CUSTODIAN CHARGES                      17
 1. Creation and Sales Charges                     17
 2. Custodian Fees                                 17
 3. Incidental Service Fees                        17
TAXES                                              18
SUBSTITUTION OF THE UNDERLYING INVESTMENT          18
TERMINATION OF A PLAN                              19
THE CUSTODIAN AND SPONSOR                          19
 1. The Custodian                                  19
 2. The Sponsor                                    20
GENERAL                                            21
FINANCIAL STATEMENTS                               25
FIDELITY DESTINY PORTFOLIOS' PROSPECTUS            F-1

 No salesman, dealer, or other person, is authorized by the Sponsor, Fidelity Systematic Investment Plans, or Fidelity Destiny Portfolios to give any information or make any representation other than those contained in the Plans' Prospectus or the Prospectus of Fidelity Destiny Portfolios, or in any other printed or written material issued under the name of the Sponsor, the Plans, or Fidelity Destiny Portfolios. No person should rely upon any information not contained in these materials.

HOW FIDELITY SYSTEMATIC INVESTMENT PLANS CAN HELP PLANHOLDERS MEET THEIR OBJECTIVES

 Many people who want to build an investment portfolio find it difficult to save the money necessary to make periodic stock purchases. The Destiny Plans are designed to help such people. These Plans make it possible for Planholders to build equity over a period of years by investing a modest sum each month in mutual fund shares.

 The value of each Fund's shares is subject to fluctuations in the values of its underlying securities. A Plan calls for monthly investments at regular intervals regardless of the value of the Fund's shares. A Plan offers no assurance against loss in a declining market and does not eliminate the risk inherent in the ownership of any security. Terminating the Plan at a time when the value of the Fund shares acquired is less than their cost will result in a loss. Planholders should therefore consider their financial ability to continue a Plan.

 Another feature of a Plan is the service rendered by the Custodian, State Street Bank and Trust Company, or its affiliated bookkeeping and administrative service agent, Boston Financial Data Services, Inc. (Boston Financial). Acting as the Planholder's agent, the Custodian
assumes the responsibility for the many    administrative     details
of the Plan. A description of the Custodian's services and charges appears on page .

 Before opening a Plan you should consider the following:

1. Investments made through the Plans will not result in direct ownership of either Fidelity Destiny Portfolios: Destiny I or Destiny II shares, but rather will represent an interest in a unit investment trust, which will have direct ownership of Fidelity Destiny
Portfolios: Destiny I or Destiny II shares. Planholders will have a beneficial interest in the underlying Portfolios' shares.

2. Unlike most other plans of this type, the primary issuer - Fidelity Destiny Portfolios - does not sell its shares directly to the public. Initial investments in the Funds may be made only through the trust arrangements provided by the Plans.

3. These Plans contain Creation and Sales Charges, sometimes called a "front-end load", and are referred to on page 7. The effect of a "front-end load" and Custodian fees is that if a Planholder terminates the Plan between 2 months and 18 months, the Planholder may lose as much as 17.2% of the total investments made up to that date and as much as 35.1% after 18 months. See the tables and accompanying notes on pages , , and .

4. In addition to the Creation and Sales Charges, Planholders must pay additional fees to the Custodian. These fees relieve Planholders of the administrative details associated with the holding of securities. Some investors could perform these services for themselves if they were to purchase and hold the securities directly. An investor should weigh the value of the Custodian services against the cost of the Custodian Fees before making an investment decision. See page .

5. The dealer firm of record has proprietary rights to all commissions earned during the duration of your Plan. It is also under no obligation to transfer your Plan to another dealer firm as long as its dealer agreement with Fidelity Destiny Plans remains active. If the dealer firm of record chooses to release your Plan and, therefore, subsequent commissions to a new dealer firm, it must first complete and sign an Assignment of Amounts Due form. This form must be returned to the Custodian, State Street Bank and Trust Company.

ALLOCATION OF INVESTMENTS AND DEDUCTIONS
10-YEAR PLANS
(120 INVESTMENTS)
(ASSUMING THAT ALL INVESTMENTS ARE MADE IN ACCORDANCE WITH THE TERMS
OF THE PLAN)

                                             CREATION
                                             AND
                                             SALES
                                             CHARGES

   MONTHLY             TOTAL                 PER               PER              TOTAL             % OF TOTAL
   INVESTMENT          INVESTMENTS           INVESTME          INVEST                             INVESTMENTS
   UNIT                (FACE AMOUNT)         NT 1              MENT
                                             THRU 12           13 THRU
                                                               120

    $50.00              $6,000.00             $25.00            $1.80            $494.40           $8.24%

    75.00               9,000.00              37.50             2.70             741.60            8.24

    100.00              12,000.00             50.00             3.60             988.80            8.24

    125.00              15,000.00             62.50             4.50             1,236.00          8.24

    150.00              18,000.00             75.00             5.40             1,483.20          8.24

    166.66              19,999.20             83.33             5.00             1,539.96          7.70

    200.00              24,000.00             100.00            4.02             1,634.16          6.81

    250.00              30,000.00             125.00            5.00             2,040.00          6.80

    300.00              36,000.00             150.00            5.00             2,340.00          6.50

    350.00              42,000.00             175.00            4.50             2,586.00          6.16

    400.00              48,000.00             200.00            4.00             2,832.00          5.90

    500.00              60,000.00             225.00            2.78             3,000.24          5.00

    750.00              90,000.00             300.00            2.50             3,870.00          4.30

    1,000.00            120,000.00            300.00            5.00             4,140.00          3.45

    1,500.00            180,000.00            315.00            6.00             4,428.00          2.46

    2,000.00            240,000.00            325.00            7.00             4,656.00          1.94

    2,500.00            300,000.00            350.00            8.00             5,064.00          1.69

    5,000.00            600,000.00            400.00            11.00            5,988.00          1.00

    10,000.00           1,200,000.00          500.00            15.56            7,680.48          0.64



   CUSTO                                                                   % OF
   DIAN                                                                    TOTAL
   FEES                                                                    CHARGES

   PER           TOTAL (A)         TOTAL             NET                   TO TOTAL          TO NET
   INVES                           CHARGES           INVESTME              INVESTME          INVESTMENTS
   TMENT                           (A)(B)            NT IN                 NTS               IN FUND
                                                     FUND                                    SHARES
                                                     SHARES(C
                                                     )

   $1.10         $132.00           $626.40           $5,373.60             10.44%            11.66%

   1.25           150.00            891.60            8,108.40             9.91               11.00

   1.50           180.00            1,168.80          10,831.20            9.74               10.79

   1.50           180.00            1,416.00          13,584.00            9.44               10.42

   1.50           180.00            1,663.20          16,336.80            9.24               10.18

   1.50           180.00            1,719.96          18,279.24            8.60               9.41

   1.50           180.00            1,814.16          22,185.84            7.56               8.18

   1.50           180.00            2,220.00          27,780.00            7.40               7.99

   1.50           180.00            2,520.00          33,480.00            7.00               7.53

   1.50           180.00            2,766.00          39,234.00            6.59               7.05

   1.50           180.00            3,012.00          44,988.00            6.28               6.70

   1.50           180.00            3,180.24          56,819.76            5.30               5.60

   1.50           180.00            4,050.00          85,950.00            4.50               4.71

   1.50           180.00            4,320.00          115,680.00           3.60              3.73

   1.50           180.00            4,608.00          175,392.00           2.56              2.63

   1.50           180.00            4,836.00          235,164.00           2.02              2.06

   1.50           180.00            5,244.00          294,756.00           1.75              1.78

   1.50           180.00            6,168.00          593,832.00           1.03              1.04

   1.50           180.00            7,860.48          1,192,139.52          0.66             0.66


NOTES:
(A) Does not include an annual $12 Custodian Fee (for completed or incomplete inactive Plans only), payable to the Custodian first from dividends and distributions and then, if necessary, from principal. Plans established under an Automatic Investment Program will pay a reduced Custodian Fee of $0.75 per automatic investment. See "Reduced Custodian Fees under an Automatic Investment Program" on page .

(B) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined by pro rating each Plan's annual administrative costs over the total number of Plan accounts. For the
fiscal year ended September    30,     199   8    , the charge was
$   6.72     for Destiny Plans I and $   6.43     for Destiny Plans II
per Plan account. In addition, subsequent to January 1, 1986, this charge is subject to increases by the Sponsor, in the aggregate not to exceed increases in the Consumer Price Index. For Plans established prior to January 1, 1986 and after October 30, 1982, this service charge cannot exceed $10 per year. For Plans established prior to October 31, 1982, this charge cannot exceed $2 per year. (If a face amount change is made, the Planholder is subject to the provisions of the currently effective prospectus at the time of the face change.)

(C) Dividends and distributions received on each Fund's shares during the periods shown above have not been included or reflected in any way in the above figures.

ALLOCATION OF INVESTMENTS AND DEDUCTIONS
15-YEAR PLANS
(180 INVESTMENTS)
(ASSUMING THAT ALL INVESTMENTS ARE MADE IN ACCORDANCE WITH THE TERMS
OF THE PLAN)


                            CREATION
                            AND
                            SALES
                            CHARGES

MONTHLY      TOTAL          PER        PER       TOTAL       % OF TOTAL
INVESTMENT   INVESTMENTS    INVESTME   INVEST                INVESTMENTS
UNIT         (FACE AMOUNT)  NT 1       MENT
                            THRU 12    13 THRU
                                       180

 $50.00       $9,000.00      $25.00     $2.86     $780.48     8.67%

 75.00        13,500.00      37.50      4.06      1,132.08    8.39

 100.00       18,000.00      50.00      5.41      1,508.88    8.38

 125.00       22,500.00      62.50      6.76      1,885.68    8.38

 150.00       27,000.00      75.00      5.70      1,857.60    6.88

 166.66       29,998.80      83.33      6.33      2,063.40    6.88

 200.00       36,000.00      100.00     7.43      2,448.24    6.80

 250.00       45,000.00      125.00     9.29      3,060.72    6.80

 300.00       54,000.00      150.00     5.04      2,646.72    4.90

 350.00       63,000.00      175.00     5.31      2,992.08    4.75

 400.00       72,000.00      200.00     3.80      3,038.40    4.22

 500.00       90,000.00      225.00     5.36      3,600.48    4.00

 750.00       135,000.00     300.00     8.70      5,061.60    3.75

 1,000.00     180,000.00     300.00     15.54     6,210.72    3.45

 1,500.00     270,000.00     315.00     17.52     6,723.36    2.49

 2,000.00     360,000.00     325.00     18.57     7,019.76    1.95

 2,500.00     450,000.00     350.00     20.26     7,603.68    1.69

 5,000.00     900,000.00     400.00     25.00     9,000.00    1.00

 10,000.00    1,800,000.00   500.00     29.64     10,979.52   0.61


CUSTO                                       % OF
DIAN                                        TOTAL
FEES                                        CHARG
                                            ES

PER    TOTAL(A)  TOTAL       NET            TO      TO NET INVESTMENTS
INVES            CHARGES     INVESTME       TOTAL   IN FUND
TMENT            (A)(B)      NT IN          INVEST  SHARES
                             FUND           MENTS
                             SHARES(C
                             )

$1.10  $198.00   $978.48     $8,021.52      10.87%  12.20%

1.25   225.00    1,357.08    12,142.92      10.05   11.18

1.50    270.00    1,778.88    16,221.12     9.88     10.97

1.50    270.00    2,155.68    20,334.32     9.58     10.60

1.50    270.00    2,127.60    24,872.40     7.88     8.55

1.50    270.00    2,333.40    27,665.40     7.78     8.43

1.50    270.00    2,718.24    33,281.76     7.55     8.17

1.50    270.00    3,330.72    41,669.28     7.40     7.99

1.50    270.00    2,916.72    51,083.28     5.40     5.71

1.50    270.00    3,262.08    59,737.92     5.18     5.46

1.50    270.00    3,308.40    68,691.60     4.60     4.82

1.50    270.00    3,870.48    86,129.52     4.30     4.49

1.50    270.00    5,331.60    129,668.40    3.95     4.11

1.50    270.00    6,480.72    173,519.28    3.60     3.73

1.50    270.00    6,993.36    263,006.64    2.59     2.66

1.50    270.00    7,289.76    352,710.24    2.02     2.07

1.50    270.00    7,873.68    442,126.32    1.75     1.78

1.50    270.00    9,270.00    890,730.00    1.03     1.04

1.50    270.00    11,249.52   1,788,750.48  0.62     0.63

NOTES:
(A) Does not include an annual $12 Custodian Fee (for completed or incomplete inactive Plans only), payable to the Custodian first from dividends and distributions and then, if necessary, from principal. Plans established under an Automatic Investment Program will pay a reduced Custodian Fee of $0.75 per automatic investment. See "Reduced Custodian Fees under an Automatic Investment Program" on page .

(B) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined by pro rating each Plan's annual administrative costs over the total number of Plan accounts. For the
fiscal year ended September    30,     199   8    , the charge was
$   6.72     for Destiny Plans I and $   6.43     for Destiny Plans II
per Plan account. In addition, subsequent to January 1, 1986, this charge is subject to increases by the Sponsor, in the aggregate not to exceed increases in the Consumer Price Index. For Plans established prior to January 1, 1986 and after October 30, 1982, this service charge cannot exceed $10 per year. For Plans established prior to October 31, 1982, this charge cannot exceed $2 per year. (If a face amount change is made the Planholder is subject to the provisions of the currently effective prospectus at the time of the face change.)

(C) Dividends and distributions received on each Fund's shares during the periods shown above have not been included or reflected in any way in the above figures.

TOTAL ALLOCATIONS AND DEDUCTIONS WHEN
EXTENDED INVESTMENT OPTION OF 120 ADDITIONAL INVESTMENTS IS USED
(PLEASE SEE PAGE  FOR A DESCRIPTION OF THE EXTENDED INVESTMENT
OPTION.)
(ASSUMING THAT ALL INVESTMENTS ARE MADE IN ACCORDANCE WITH THE TERMS OF THE EXTENDED INVESTMENT OPTION)

MONTHLY      TOTAL          CREATION    CREATION AND       CUSTODIAN FEES
INVESTMENT   INVESTMENTS    AND SALES   SALES CHARGES AS   (A)(B)
UNIT         (FACE AMOUNT)  CHARGES     % OF TOTAL
                                        INVESTMENTS

 $50.00       $15,000.00     $1,123.68   7.49%              $ 330.00

 75.00        22,500.00      1,619.28    7.20               375.00

 100.00       30,000.00      2,158.08    7.19               450.00

 125.00       37,500.00      2,696.88    7.19               450.00

 150.00       45,000.00      2,541.60    5.65               450.00

 166.66       49,998.00      2,823.00    5.65               450.00

 200.00       60,000.00      3,339.84    5.57               450.00

 250.00       75,000.00      4,175.52    5.57               450.00

 300.00       90,000.00      3,251.52    3.61               450.00

 350.00       105,000.00     3,629.28    3.46               450.00

 400.00       120,000.00     3,494.40    2.91               450.00

 500.00       150,000.00     4,243.68    2.83               450.00

 750.00       225,000.00     6,105.60    2.71               450.00

 1,000.00     300,000.00     8,075.52    2.69               450.00

 1,500.00     450,000.00     8,825.76    1.96               450.00

 2,000.00     600,000.00     9,248.16    1.54               450.00

 2,500.00     750,000.00     10,034.88   1.34               450.00

 5,000.00     1,500,000.00   12,000.00   0.80               450.00

 10,000.00    3,000,000.00   14,536.32   0.48               450.00

                                      % OF
                                      TOTAL
                                      CHARGE
                                      S

TOTAL CHARGES (A)(B)  NET             TO      TO NET
                      INVESTMENT IN   TOTAL   INVESTMENTS
                      FUND            INVEST  IN FUND
                      SHARES(C)       MENTS   SHARES

$1,453.68              $13,546.32     9.69%    10.73%

1,994.28               20,505.72      8.86     9.73

2,608.08               27,391.92      8.69     9.52

3,146.88               34,353.12      8.39     9.16

2,991.60               42,008.40      6.65     7.12

3,273.00               46,725.00      6.55     7.00

3,789.84               56,210.16      6.32     6.74

4,625.52               70,374.48      6.17     6.57

3,701.52               86,298.48      4.11     4.29

4,079.28               100,920.72     3.89     4.04

3,944.40               116,055.60     3.29     3.40

4,693.68               145,306.32     3.13     3.23

6,555.60               218,444.40     2.91     3.00

8,525.52               291,474.48     2.84     2.92

9,275.76               440,724.24     2.06     2.10

9,698.16               590,301.84     1.62     1.64

10,484.88              739,515.12     1.40     1.42

12,450.00              1,487,550.00   0.83     0.84

14,986.32              2,985,013.68   0.50     0.50

NOTES:

(A) Does not include an annual $12 Custodian Fee (for completed or incomplete inactive Plans only), payable to the Custodian first from dividends and distributions and then, if necessary, from principal. Plans established under an Automatic Investment Program will pay a reduced Custodian Fee of $0.75 per automatic investment. See "Reduced Custodian Fees under an Automatic Investment Program" on page .

(B) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such a charge will be determined by pro rating each Plan's annual administrative costs over the total number of Plan accounts. For the
fiscal year ended September    30,     19   98    , the charge was
$   6.72     for Destiny Plans I and $   6.43     for Destiny Plans II
per Plan account. In addition, subsequent to January 1, 1986, this charge is subject to increases by the Sponsor, in the aggregate not to exceed increases in the Consumer Price Index. For Plans established prior to January 1, 1986 and after October 30, 1982, this service charge cannot exceed $10 per year. For Plans established prior to October 31, 1982, this charge cannot exceed $2 per year. (If a face amount change is made the Planholder is subject to the provisions of the currently effective prospectus at the time of the face change.)

(C) Dividends and distributions received on each Fund's shares during the periods shown above have not been included or reflected in any way in the above figures.

A $50 MONTHLY INVESTMENT PLAN
(ASSUMING THAT ALL INVESTMENTS ARE MADE IN ACCORDANCE WITH THE TERMS
OF THE PLAN)

                                 10 YEARS                  AT THE END OF 6
                                 (120                      MONTHS (6
                                 INVESTMENT                INVESTMENTS)
                                 S)

                                 AMOUNT       % OF TOTAL   AMOUNT            % OF TOTAL
                                              INVESTMENTS                    INVESTMENTS

10 YEARS (120 INVESTMENTS)

Total Investments                 $6,000.00    100.00%      $ 300.00          100.00%

Deduct:

Creation and Sales Charges        494.40       8.24         150.00            50.00

Custodian Fees                    132.00       2.20         6.60              2.20

Total Deductions (A)              626.40       10.44        156.60            52.20

Net Amount Invested under Plans   5,373.60     89.56        143.40            47.80

15 YEARS (180 INVESTMENTS)

Total Investments                 $9,000.00    100.00%      $ 300.00          100.00%

Deduct:

Creation and Sales Charges        780.48       8.67         150.00            50.00

Custodian Fees                    198.00       2.20         6.60              2.20

Total Deductions (A)              978.48       10.87        156.60            52.20

Net Amount Invested under Plans   8,021.52     89.13        143.40            47.80

25 YEARS (300 INVESTMENTS)

Total Investments (B)             $15,000.00   100.00%      $ 300.00          100.00%

Deduct:

Creation and Sales Charges        1,123.68     7.49         150.00            50.00

Custodian Fees                    330.00       2.20         6.60              2.20

Total Deductions (A)              1,453.68     9.69         156.60            52.20

Net Amount Invested under Plans   13,546.32    90.31        143.40            47.80





                                 AT THE END                AT THE END OF 2
                                 OF 1 YEAR                 YEARS (24
                                 (12                       INVESTMENTS)
                                 INVESTMENT
                                 S)

                                 AMOUNT       % OF TOTAL   AMOUNT            % OF TOTAL
                                              INVESTMENTS                    INVESTMENTS

10 YEARS (120 INVESTMENTS)

Total Investments                 $ 600.00     100.00%      $ 1,200.00        100.00%

Deduct:

Creation and Sales Charges        300.00       50.00        321.60            26.80

Custodian Fees                    13.20        2.20         26.40             2.20

Total Deductions (A)              313.20       52.20        348.00            29.00

Net Amount Invested under Plans   286.80       47.80        852.00            71.00

15 YEARS (180 INVESTMENTS)

Total Investments                 $ 600.00     100.00%      $ 1,200.00        100.00%

Deduct:

Creation and Sales Charges        300.00       50.00        334.32            27.86

Custodian Fees                    13.20        2.20         26.40             2.20

Total Deductions (A)              313.20       52.20        360.72            30.06

Net Amount Invested under Plans   286.80       47.80        839.28            69.94

25 YEARS (300 INVESTMENTS)

Total Investments (B)             $ 600.00     100.00%      $ 1,200.00        100.00%

Deduct:

Creation and Sales Charges        300.00       50.00        334.32            27.86

Custodian Fees                    13.20        2.20         26.40             2.20

Total Deductions (A)              313.20       52.20        360.72            30.06

Net Amount Invested under Plans   286.80       47.80        839.28            69.94


NOTES:

(A) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such a charge will be determined by pro rating each Plan's annual administrative costs over the total number of Plan accounts. For the
fiscal year ended September    30,     199   8    , the charge was
$   6.72     for Destiny Plans I and $   6.43     for Destiny Plans II
per Plan account. In addition, subsequent to January 1, 1986, this charge is subject to increases by the Sponsor, in the aggregate not to exceed increases in the Consumer Price Index. For Plans established prior to January 1, 1986 and after October 30, 1982, this service charge cannot exceed $10 per year. For Plans established prior to October 31, 1982, this charge cannot exceed $2 per year. (If a face amount change is made the Planholder is subject to the provisions of the currently effective prospectus at the time of the face change.)

(B) The 25-year (300 investments) schedule reflects the charges applicable to a 15-year Plan which is continued under the Extended Investment Option. It does not include the reduced Custodian Fee rate of $0.75 per automatic investment for Plans established under an Automatic Investment Program as described on page . The Custodian Fee may be increased as set forth on pages and .

 Dividends and distributions received on Fund shares during the periods shown above have not been included or reflected in any way in the amounts shown in the table.

 After the first 12 investments, the Creation and Sales Charges deducted from any investment will not exceed 3.73% of the net investment in Fund shares in the case of a 10-year Plan and 6.07% of the net investment in Fund shares in the case of a 15-year Plan
(before deduction of Custodian Fee).

 The amounts shown are subject to an additional Custodian charge of $2.50 (plus transfer taxes, if any) if the Plan is terminated prior to completion of all Plan investments.

INVESTMENT OBJECTIVE

 Fidelity Destiny Portfolios, a series fund consisting of two separate funds - Destiny I and Destiny II (each a Fund and collectively, the Funds), is an open-end management investment company. Each Fund's objective is to seek growth of capital (see the accompanying Prospectus, which begins on page F-1). A mutual fund is an investment that pools shareholders' money and invests it toward a specified goal. Each Fund is a diversified fund. Diversification, when successful, can mean higher returns with decreased volatility.

 Each Fund seeks capital growth primarily from equity securities. Each Fund will tend to be fully invested in common stocks and securities convertible into common stocks, but may also buy other types of securities such as preferred stocks and bonds. The Funds have the flexibility to invest in large or small, domestic or foreign issuers. The Funds' investments are selected and supervised by Fidelity Management & Research Company (FMR). Reference is made to the Fidelity Destiny Portfolios' Prospectus for a description of the Funds' investment policies and the business experience of FMR.

HOW TO START A DESTINY PLAN

 Planholders may choose either a 10- or 15-year Plan and make regular monthly investments in amounts of $50 or more as shown on pages 11 and
12. To start a Plan, investors should complete a Plan Application and mail it to the Sponsor, in care of Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300, together with a check in the amount of the initial monthly investment unit, made payable to Destiny Plans I or Destiny Plans II. Plans can be funded
automatically through preauthorized check transactions   ,     or for
military employees   ,     a government allotment. Planholders who
elect to fund their accounts under an Automatic Investment Program will receive a reduced Custodian Fee of $0.75 per automatic investment, as explained on page . The appropriate forms for automatic monthly investments should be attached to your Plan Application.

 After the Plan Application and initial investment is    received in
proper form     by the Sponsor, Planholders will receive a
confirmation statement showing the number of whole and fractional Fund shares purchased for their account. Plan Certificates, issued under prior prospectuses, are no longer provided. All Plans established under this Prospectus are governed strictly by the rules, rights, privileges and benefits described herein. IT IS IMPORTANT, THEREFORE, THAT YOU RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE.

 A Planholder will then send regular monthly investments, made payable to Destiny Plans I or Destiny Plans II, directly to Boston Financial. Investments, after applicable deductions, will be applied toward the purchase of fund shares at the then current NAV. A Planholder may terminate a Plan completely or partially at any time as described on pages , and . All correspondence should be directed to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300.

TAX-   ADVANTAGED     RETIREMENT PLANS

 A Plan may be purchased by individuals who wish to establish
tax-   advantaged     retirement plans, including individual
retirement accounts (IRAs) and qualified    money purchase     pension
and profit sharing plans.    Two of the     plan   s     made
available by Fidelity Destiny Portfolios    are     the    Fidelity
    Destiny IRA (which includes SEP        IRAs   , traditional IRAs
and Fidelity Destiny Roth IRAs    ). IRA Plans can be established
through contributions, through    a     rollover or through    a
trustee-to-trustee     transfer of    IRA     assets from    another
financial institution    . Such rollovers or transfers may contain
   assets that originated in an     employer sponsored retirement
   plan or annual IRA     contributions.

 Detailed information concerning the    Fidelity     Destiny IRA
   and Fidelity Destiny Roth IRA is     available from the Sponsor.
This information should be read carefully and consultation with an attorney or tax adviser may be advisable. The information sets forth the additional service fees charged for IRAs and describes the federal
income tax consequences of establishing an IRA. Under the    Fidelity
    Destiny IRA, dividends and distributions will be reinvested
automatically in additional Fund shares. A Destiny tax-   advantaged
    retirement plan may not be established by changing the registration of an existing Destiny account. The annual maintenance
fee charged by the Custodian for    the Fidelity     Destiny IRA
   and Fidelity Destiny Roth IRA     is $10. This $10 fee will be
deducted from plan shares unless it is paid in advance.

PLANHOLDERS MAY QUALIFY FOR REDUCED FEES

              1. REDUCED CUSTODIAN FEES UNDER AN AUTOMATIC INVESTMENT
PROGRAM

 The Destiny Plans were created to utilize the investing method of dollar-cost averaging by investing a fixed amount on a regular monthly
basis.    D    ollar-cost averaging does not assure a profit or guard
against a loss. If shares are sold when their value is less than their cost, a loss will occur. To encourage Planholders to make monthly investments and to eliminate the burden of writing a check every month, all Plans established or face changed after November 29, 1993 under an Automatic Investment Program, where monthly investments are
automatically debited from the Planholder's bank account or   , for
military employees, are made through     government allotment, will
receive a reduced Custodian Fee rate of $0.75 per automatic investment. Investments credited to Automatic Investment Program Plan
accounts that are not made by automatic debit    or government
allotment     will be charged the customary Custodian fee rate. The
Custodian Fee charged at any one time may not exceed $5.

 To initiate this program, Planholders should complete a Preauthorized
Check Transaction Form, attach a voided blank check    or,     for
military personnel   ,     a government allotment form   ,     and
send it to Boston Financial along with their Plan Application. Boston Financial will then draft the Planholder's bank account in the amount
of the monthly Plan investment unit. The proceeds of the draft   ,
    less applicable Creation and Sales Charges, and other applicable
fees and charges   ,     will be invested in the Planholder's account.
The Planholder may terminate this program at any time by written notice to Boston Financial at least five business days prior to the date of the next scheduled draft. The Planholder may begin or change this program at any time by written notice to Boston Financial at least 15 days prior to the date of the request.

 Although it has no current intention of doing so, the Sponsor reserves the right to reimpose the regular Custodian Fee rate on Plans that are established or that complete a Face Change under an Automatic Investment Program.

              2. PURCHASING TWO OR MORE PLANS AT THE SAME TIME
 The face amounts of two or more Plans purchased at one time by "any person" may be combined, provided the combined monthly investment is at least $150 on 15-year Plans and $200 on 10-year Plans, to take advantage of the lower Creation and Sales Charges available on larger sized investments. However, 10-year and 15-year Plans may not be combined in order to take advantage of this privilege.

 The term "any person" includes an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account - including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code - even though more than one beneficiary is involved. The term "any person" shall not include a group of individuals whose funds are combined, directly or indirectly, for the purchase of redeemable securities of a registered investment company whether jointly or through a trustee, agent, custodian or other representative for such a group of individuals.

 To qualify for the lower Creation and Sales Charges, all of the applications for the Plans involved must be submitted at the same time, with a letter from the Planholder or his investment professional requesting that the face amounts of such Plans be combined for the purpose of determining the applicable Creation and Sales Charges as shown on pages 11 and 12. In the event investments under one or more of such Plans are discontinued, the remaining Creation and Sales Charges will be changed to reflect the charges applicable to that Plan that remains in effect.

              3. RIGHTS OF ACCUMULATION

 The face amount of Plans which have been completed (and not redeemed) or on which the investments are current may be aggregated in ascertaining the Creation and Sales Charges applicable to a new purchase of a Plan by "any person," as defined above. A current Plan is defined as a Plan where there are at least as many investments recorded as there are months elapsed since establishment. To qualify for the reduced Creation and Sales Charges available on large purchases, the combined monthly investment must be at least $150 on 15-year Plans and $200 on 10-year Plans. Qualified retirement plans shall be considered current for this purpose at all times. Further, individual IRA Plans at the $166.66 per month investment unit may be combined with other newly purchased plans or plan size increases that may qualify for lower sales charges on future investments. This privilege is optional and can only be exercised with the purchase of a new Plan or a Plan size increase on another existing Plan. The Sponsor must be notified in writing, if the Planholder wishes to exercise this privilege. However, 10-year and 15-year Plans may not be combined in order to take advantage of this privilege.

RIGHTS AND PRIVILEGES OF PLANHOLDERS

              1. DISTRIBUTIONS

 Unless otherwise directed, all dividends and other distributions, after applicable deductions, are automatically used to purchase additional Fund shares at NAV as of the record date for the distribution. No sales charge is made on any such reinvestment.

 If a Planholder wishes to receive the dividends and other distributions in cash - rather than additional shares - the Planholder must instruct Boston Financial in writing. Such instructions must be received at least seven days prior to the record date of a dividend or distribution. A Planholder may change these instructions at any time. A charge of $2.50 is assessed for each change. However, distributions on Individual Retirement Accounts will be automatically reinvested unless the Planholder is age 59 1/2 or older.

 Dividends and other distributions are made on a per-share basis. After every distribution, the value of a share drops by the amount of the distribution. If an investment is made shortly before the ex-dividend date of the dividend or distribution, the Planholder will pay the full price for the shares (buying a dividend). Dividends and distributions, if declared, normally are paid by each Fund annually and are reportable by Planholders for income tax purposes (see "Taxes" on page ).

              2. FEDERAL INCOME TAX WITHHOLDING

 As an additional service, Boston Financial can withhold 28% of any dividend or other distribution paid by the Funds and send that amount to the Internal Revenue Service (IRS) as a credit against the Planholder's tax liability, if any. The amount withheld may or may not be equal to the additional taxes the Planholder may owe, due to the dividend or distribution. If the Planholder elects to authorize this withholding, the number of Fund shares purchased with the remainder of the dividend or distribution will be less than would have otherwise been the case.

 This service is available only to Plans that reinvest their dividends
and other distributions but is not available for tax-   advantaged
retirement plans, including IRAs. This option can be initiated by completing the Tax Withholding Form and submitting that to Boston Financial at least 30 days in advance. Once initiated, this will remain in effect until Boston Financial is notified in writing to terminate the withholding.

              3. TRANSFERRING OR ASSIGNING RIGHTS IN THE PLAN

 To secure a loan, Planholders (excluding Planholders of Destiny IRAs, UTMA Plans, and UGMA Plans) may assign their right, title and interest in the entire Plan to a bank or other lending institution. Partial assignment is not permitted. The bank or other lending institution will not be entitled to exercise the right of partial withdrawal or partial redemption. In addition, a Planholder may:

1. transfer the Planholder's right, title, and interest to another person whose only right shall be the privilege of complete withdrawal from the Plan; or

2. transfer the Planholder's right, title, and interest to another person, trustee, or custodian acceptable to the Sponsor, who has made application to the Sponsor for a similar Plan. Additional documentation may be required.

 Boston Financial will provide Planholders with the appropriate assignment forms. A charge of $2.50 is made for each transaction plus transfer taxes, if any.

              4. RETAINING FULL VOTING RIGHTS IN FUND SHARES

 The Planholder will receive a notice at least 15 days before any matter is submitted for a vote of the shareholders of Fidelity Destiny
Portfolios: Destiny I and Destiny II. The Custodian will vote the shares held in the Planholder's account in accordance with the instructions. In the absence of such instructions, the Custodian will vote these shares in the same proportion as it votes the shares for which it has received instructions from other Planholders.

 A Planholder wishing to attend any meetings at which shares may be voted may request Boston Financial to furnish a proxy or otherwise make arrangements for exercising voting rights.

              5. MAKING PREINVESTMENTS TO COMPLETE THE PLAN AHEAD OF
SCHEDULE

 A Plan may be completed ahead of schedule by making investments in
advance of their due date   ,     but not more than 24 investments   ,
including any regular monthly investments, may be made in any single calendar year. In addition, a Planholder may make an additional prepayment in a single lump sum equal in amount to no more than 24 investments. This prepayment option may be exercised only once, either
initially, or at any time during the life of the Plan.     Investments
may be accrued and paid in a lump sum. The   se     preinvestment
provision   s     may be waived ONLY to make a Plan that is in arrears
current, as defined on page 15, for a transfer of assets from a
tax-   advantaged     retirement plan to a Destiny
tax-   advantaged     retirement plan or in the event of the death of
the Planholder, to allow the Plan to be completed at one time by the estate or beneficiary. There is no reduction in the Creation and Sales Charges for advance investments. However, on multiple investments, the Custodian's Fee cannot exceed $5. This is described more fully under the heading "Custodian Fees" on page .

              6. CHANGING THE FACE AMOUNT OF THE PLAN

 A Planholder may increase the face amount of a Plan at any time. The new Plan must be one of the denominations listed on pages 11 and 12. For the period of six months following establishment of a new Plan, a Planholder may decrease the amount of his Plan by as much as 50%. For the period of six months following a face change increase, a Planholder may decrease the amount of his Plan back to its previous Plan size. Request for changes in the face amount of a Plan should be sent to Boston Financial along with a completed Plan Application for the new face amount. If Planholders wish to take advantage of the $0.75 reduced Custodian Fee as described on pages 15 and , the appropriate forms should be attached. An increase or decrease in a Plan amount does not create new cancellation and refund rights.
   However, the new Plan will be subject to the fees and deductions applicable to Plans of the same plan size opened at the time of the
face change, as described in the then-effective prospectus.     The
Creation and Sales Charges already paid on the existing Plan will be recomputed and applied as a credit to the Creation and Sales Charges due on the new Plan at the time that it is established. Any additional Creation and Sales Charges due on the new Plan will be obtained from a liquidation of Fund shares. A charge of $2.50 will be made for any change in Plan size.

              7. EXTENDED INVESTMENT OPTION

 Under a 15-year Plan, a Planholder may continue making monthly investments after completing all scheduled investments, thereby automatically activating the Extended Investment Option. (10-year Plans cannot be extended unless they are face changed to 15-year Plans, thereby enabling the Planholder to benefit from the Extended Investment Option.) Investments under this option are subject to the same deductions (with the exception of the Custodian Fee) as applied to the Planholder's last scheduled investment. The Custodian reserves the right to increase the Custodian Fee applicable to this period to
the rate then being charged for new Plans of the same    plan
size    . In no case, however, will this new rate be more than 75%
higher than the Custodian Fees detailed in this Prospectus.

 If, under this option, the Planholder fails to make regularly scheduled investments for six consecutive months, after being credited for any advance investments made under the option, the Plan may be terminated by the Sponsor or the Custodian.

 When the Extended Investment Option expires either through failure to make required monthly investments or upon written notice of termination to Boston Financial or for any other reason, the Custodian has the right to increase the fee to the rate currently being charged for new Plans of the same denomination. In no case, however, will this new rate be more than 75% higher than the current annual rate of the Custodian Fees.

 All Extended Investment Options will terminate after the completion of the 300th investment made under the Plan.
              8. PARTIAL LIQUIDATION OF YOUR PLAN WITHOUT TERMINATION

 While a redemption of all of the Plan shares normally will terminate the Plan, a Planholder may sell (redeem) less than all of the shares without terminating the Plan. If the Planholder has owned the Plan for at least 45 days, the Planholder may direct the Custodian, as agent, to sell up to 90% of the value of the Planholder's shares, expressed in dollars, and to pay the proceeds to the Planholder. Any partial sale of shares and cash withdrawal must involve at least $100 and may be exercised as often as desired.

 If the cash withdrawal is over $100,000, or if the proceeds are to be sent to an address other than the address of record, a signature guarantee will be required. A signature guarantee is a widely accepted way to protect you and Fidelity by guaranteeing the signature on your request; it may not be provided by a notary public. Signature guarantees will be accepted from banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions (if authorized under state law), national securities exchanges, registered securities associations, clearing agencies and savings associations. All documents must be in proper order before any withdrawals or liquidations can be executed. The redemption price will be at the next
determined NAV. The request should be sent to        BOSTON FINANCIAL
DATA SERVICES, INC., P.O. BOX 8300, BOSTON, MASSACHUSETTS 02266-8300.

 If you prefer, you may also withdraw an amount not in excess of $100,000 from your Plan, subject to the conditions applicable to withdrawals (please see above), by calling 1-800-225-5270. The telephone redemption privilege is not available to Planholders of
Destiny tax   -advantaged     retirement plans. If you change your
address, the telephone redemption privilege is not allowed within 30 days of that change. To redeem shares within 30 days of a change of
address,    Planholders     must send a signature guaranteed letter of
instruction to Boston Financial.

 Redemption requests must be made by 4:00 p.m. Eastern time.
Planholders will receive proceeds by check made payable as the account is registered and mailed to the address of record.

 Ordinarily, Planholders will be sent the proceeds as a result of liquidating shares within seven calendar days from the time Boston Financial is notified. However, Boston Financial will not mail redemption proceeds until checks received for the shares purchased have cleared (which may take up to 7 calendar days).

 Following the sale of Destiny Plan shares, a Planholder may - although there is no obligation to do so - repurchase Destiny Plan shares in an amount not to exceed the dollar amount of the original sale. This Replacement Privilege extends for an unlimited amount of time, provided a "waiting period" of 90 days passes between the sale and subsequent repurchase of those Destiny Plan shares. For Planholders of the Destiny IRA, the waiting period is 45 days. For example, if shares of a Destiny IRA were withdrawn, the Planholder could reinvest in the Destiny Plans a dollar amount equal to the amount of the original withdrawal at any future time, provided 45 days had elapsed. In the event assets are distributed directly to the Planholder from a Destiny IRA, the Planholder will be responsible for the income taxes on the distribution and, if under age 59 1/2, an early distribution penalty, if those assets are not reinvested into another IRA within 60 days of receipt of the distribution. The privilege to replace those Destiny Plan shares at any time in the future would, however, still apply, and the replacement need not be made in one transaction. Regardless of the Plan type, all replacements must be at least 25% of the amount withdrawn or $2,000, whichever is less and are reinstated at the next determined NAV. All withdrawal requests must be made in writing and signed by the Planholder(s). The Custodian or Boston Financial may require additional documentation. The partial liquidation and restoration privilege is intended to facilitate the temporary use for emergency purposes of funds invested in a Plan. The Sponsor reserves the right to limit the number of transactions in which a partial withdrawal can be replaced. The Sponsor further reserves the right to impose such additional restrictions as, in its judgment, are necessary to conform with the requirements of Rule 2830 of the Rules of the Association of the National Association of Securities Dealers, Inc. (NASD).

 Cash replacements will be applied to the purchase of Fund shares at the next determined NAV. No partial withdrawal or liquidation shall affect the total number of monthly Plan investments to be made or the unpaid balance of monthly Plan investments.

 A charge of $2.50 will be made for each partial withdrawal, redemption or restoration, and the Planholder will be liable for any transfer taxes that may be incurred. Replacements of partial withdrawals should be identified clearly as such, in order to distinguish them from additional investments. A capital gain or loss for federal tax purposes may be realized by the Planholder upon a cash withdrawal.

              9. SYSTEMATIC WITHDRAWAL PROGRAM

 When all regularly scheduled investments are completed, a Planholder may elect to establish a Systematic Withdrawal Program. An IRA does not have to be completed if a Planholder is 59 1/2 years old or wishes to start a Systematic Withdrawal Plan based on life expectancy. Under this program, the Custodian, as the Planholder's agent, withdraws sufficient shares from the Plan account to provide regular cash withdrawals of $50 or more each month or quarter, as elected. Except for the $50 minimum, there is no limitation on the size of the Planholder's withdrawals. The $50 amount is, however, only a minimum established for administrative convenience and should not be considered a recommendation for all Planholders. A Planholder has the right to change the dollar amount of the withdrawal or discontinue the Systematic Withdrawal Program at any time. Systematic withdrawals occur on the first day of the month, quarter, or selected period.

 The Plan will remain in full force and effect with all rights and privileges until all shares have been withdrawn from the account. While the Systematic Withdrawal Program is in force, the Planholder may not elect to receive dividends and distributions in cash. Planholders should realize that withdrawals in excess of dividends and distributions will be made from principal and eventually may exhaust the Plan account. For this reason, these withdrawals cannot be considered as income on the Planholder's investment. Also, a capital gain or loss for federal tax purposes may be realized by the Planholder upon each withdrawal payment. If a Planholder purchases two or more Plans, it is ordinarily disadvantageous to participate in the Systematic Withdrawal Program on a completed Plan while still making regular investments on the uncompleted Plan.

 A charge of $1 per check will be made for each withdrawal under a Systematic Withdrawal Program. This charge is collected by redeeming the necessary fractional shares. For any withdrawal made 10 years after the issuance of a Plan, the charge may then be increased to the amount specified in the then current Prospectus. However, this charge may not exceed $1.75.

 While the Sponsor does not contemplate doing so, it reserves the right to discontinue offering the Systematic Withdrawal Program at any time after 90-days notification to all Planholders who have not elected to participate in the program. Those who are already participating will be allowed to continue.

              10. CANCELLATION AND REFUND RIGHTS

 Planholders have certain rights of cancellation. Within 60 days after the initial investment in a new Plan, the Sponsor will send the Planholder notice regarding cancellation rights. If a Planholder elects to cancel his Plan within 45 days of the mailing date of that notice, a cash refund will be received which is equal to the sum of
(1) the total net asset value of the Fund shares credited to the Plan account on the date that the cancellation request is received by Boston Financial, and (2) an amount equal to the difference between the total investments made under the Plan and the net amount invested in Fund shares (including all Custodian Fees paid to date).

 In addition, Planholders may provide to Boston Financial written instructions to cancel their Plan at any time within an 18-month period of Plan establishment and receive from Boston Financial a cash payment equal to the sum of (1) the total net asset value of the Fund shares credited to the Plan account upon receipt of those instructions, and (2) an amount by which the Creation and Sales Charges deducted from the Planholder's total investments exceed 15% of the investments made up to the date of redemption. Custodian Fees, which may amount to 2.2% of the total investments, are not subject to refund.

 In order to receive the above refunds, the Planholder's request should be sent in writing to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300. For your protection, if the Planholder's cancellation request involves over $100,000, or if the proceeds are to be sent to an address other than the address of record, you must send a letter of instruction signed by all registered owners with signature(s) guaranteed to Boston Financial.

 A Planholder who has redeemed shares under this Cancellation and Refund Rights may not reinstate the proceeds at NAV from such a cancellation or refund, except as mentioned under the "Plan Reinstatement Privilege" discussed below. Under the so-called "wash sale rule," federal tax laws presently do not permit the recognition of a loss when an individual sells and re-acquires the same securities within a 30-day time period. Gains, however, are recognized at the time of redemption.

 The Sponsor will send the Planholder a written notice of the 18-month right of cancellation if either of the following occurs: (a) during the first 15 months after the date of issuance of Plan establishment, the Planholder has missed three investments or more; or (b) if following the first 15 months after the date of Plan establishment (but prior to 18 months after such date), the Planholder has missed one investment or more. In the event the Sponsor has previously sent a notice in connection with event (a) above, a second notice will not be sent even if additional investments are missed. These notices will inform Planholders of their Plan cancellation rights as described on page 17, and also will include the value of the account and the amount the Planholder would be entitled to receive upon cancellation, as of the date of the notice.

              11. TERMINATING THE PLAN AND WITHDRAWAL OF SHARES

 After an initial period of 60 days, a Planholder may terminate his Plan by sending written instructions to Boston Financial. In this way, a Planholder avoids paying the commission that a security dealer can charge for terminating a Plan. A charge of $2.50 is made for terminating a Plan on which investments have not been completed.

 In terminating the Plan, the Planholder may: (1) request the Custodian of the Plan to deliver to Fidelity Service Company, Inc. (Service), the transfer agent of the Funds, the Fund shares accumulated in the Plan for at least 60 days, properly registered in the Planholder's name; (2) direct the Custodian, as agent, to withdraw the shares and redeem them and to send the proceeds to the Planholder; or (3) reinvest the proceeds in any of the Fidelity Advisor Funds by requesting the Custodian of the Plan to deliver to Boston Financial, as agent for the Fidelity Advisor Funds, the proceeds of the Plan for investment at NAV into a similarly registered account. (A Fidelity Advisor Funds application is required.) For your protection, if the cash withdrawal is over $100,000, or if the proceeds are to be sent to an address other than the address of record listed on the account, you must send a letter of instruction signed by all registered owners with signature(s) guaranteed to Boston Financial. All documents must be in proper order before any withdrawals or liquidations can be executed. The redemption price will be the NAV next determined after such
documents have been received. Requests should be sent to        BOSTON
FINANCIAL DATA SERVICES, INC., P.O. BOX 8300, BOSTON, MASSACHUSETTS
02266-8300.

 Shares held by investors as a result of this action may be exchanged for shares of certain other funds for which FMR is the investment adviser as more fully described in the attached Fidelity Destiny Portfolios' Prospectus under the caption "Exchange Restrictions" on page of the Destiny Portfolios prospectus. When held in conjunction with the Plan, shares of Destiny I may not be exchanged for shares of Destiny II, nor may shares of Destiny II be exchanged for shares of Destiny I.

 The right of redemption of shares of Destiny I and Destiny II may be suspended at times when the New York Stock Exchange is closed or in the event certain other emergencies have been determined to exist by the Securities and Exchange Commission. As long as the right of redemption of shares of each Fund is suspended, no shares may be redeemed, and, therefore no cash withdrawal may be made.

   12. EXCHANGES

    Shares of completed or terminated Plans may be converted into shares of the related fund. Thereafter, fund shares may be exchanged at NAV for shares of any of the Fidelity funds, including the Fidelity Advisor Funds, subject to minimum initial investment requirements. For more information, see "Exchange Restrictions" on page of the Destiny Portfolio Prospectus.

              1   3    . PLAN REINSTATEMENT PRIVILEGE

 A Planholder who has terminated his Plan may reinstate his Plan, which allows for the reinvestment of an amount equal to or at least 10% of the gross proceeds received upon termination of the former Plan without any sales charge under identical registration in the original Plan including re-registration from one retirement account to another. Reinstatement is at the NAV of the Fund into which reinvestment is made, next determined following timely receipt by Boston Financial of a reinstatement order and investment. Reinstatement must be made
within    9    0 days following the date of termination of the Plan. A
reinstating Planholder will realize a gain or loss for federal tax purposes as a result of a termination of the Plan; however, the Planholder may not recognize a loss for federal tax purposes to the extent the Planholder reinvests the proceeds within 30 days in a Destiny Plan pursuant to the Plan Reinstatement Privilege.

 The Plan Reinstatement Privilege is available once during the life of the Plan, unless reinstatement is requested from one retirement account to another. The Plan Reinstatement Privilege does not preclude the partial withdrawal without the Plan termination privilege described on page 16. A Planholder who has redeemed his shares under the Cancellation and Refund Rights described on page 17, may not reinstate the proceeds at NAV from such a cancellation or refund until all refunded Sales and Creation charges included in the cancellation have first been deducted in full from the amount being replaced.

 A reinstatement into the Plan will not affect the total number of monthly investments to be made or the unpaid balance of the monthly Plan investments under the Plan.

 In addition, the Sponsor may, from time to time, extend the Plan
Reinstatement Privilege beyond the    9    0-day period on the
following terms:

1. The Planholder must establish the new Plan with an investment equal to or at least 10% of the gross proceeds received upon termination of the former Plan.

2. The number of the next investment due on the new Plan will be the number of the next investment due on the former Plan at the time it was terminated.

 The ability to establish such new Plans generally will not be available, except during such limited time periods as may be specified by the Sponsor from time to time.

SPONSOR AND CUSTODIAN CHARGES

              1. CREATION AND SALES CHARGES

 The Sponsor receives Creation and Sales Charges to compensate it for creating the Plan and for selling expenses and commissions paid to broker-dealer firms. This charge is deducted from each investment. For example, on a $50 a month Plan, $25 is deducted from each of the first 12 investments. After the first 12 investments, the charge drops to $1.80 on each subsequent investment in the case of a 10-year Plan and $2.86 in the case of a 15-year Plan. The rate (percent) of deductions decreases proportionately as Plan sizes increase. See pages 11 and 12.

              2. CUSTODIAN FEES

 On minimum sized Plans - 10 or 15 years - the Custodian Fee is $1.10 per investment. Charges on larger Plans are proportionately less, relative to their monthly investment, than Custodian Fees charged on smaller Plans. Accounts established under an Automatic Investment Program after November 29, 1993 will receive a reduced Custodian Fee of $0.75 (see page 15). The Custodian Fee charged per account at any one time may not - regardless of the number of investments made - exceed $5 per investment. Thus, if the Planholder submits multiple investments into one account, such that the aggregate amount would result in a Custodian Fee of more than $5, the fee will instead be deducted at the maximum rate of $5.

 In addition to this fee, the Custodian deducts an annual service charge from dividends and distributions, and if necessary, from principal, as reimbursement for administrative costs. The amount of such charge will be determined by prorating the Plan's annual administrative costs over the total number of Plan accounts. For the
fiscal year ended September    30,     199   8    , the charge was
$   6.72     for Destiny Plans I and $   6.43     for Destiny Plans II
per Plan account. Subsequent to January 1, 1986, this charge is subject to increases by the Sponsor, in the aggregate not to exceed increases in the Consumer Price Index. For Plans established prior to January 1, 1986 and after October 30, 1982, this service charge cannot exceed $10 per year. For Plans established prior to October 31, 1982, this charge cannot exceed $2 per year.

 After the completion of the Plan or, if a Planholder has made investments in advance of the time period specified in the Plan, the Custodian's annual fee, after completion of the specified time period, is of 1% of the face amount of the Plan or $12, whichever is less. As an investor, the Planholder may, of course, terminate the Plan and receive shares of the Fund and thus avoid the Custodian Fees; however, the Planholder then will no longer be eligible for the privilege of partial withdrawal and reinstatement at NAV. The Custodian also
deducts a $12    inactive account     fee for Plans on which no
investment has been made for a 12-month period   ,     after giving
credit for advance investments (inactive account fee). This fee is deducted from dividends and distributions or, if these are not sufficient, the Custodian has the right to obtain the amount needed to pay its fee by selling shares.

              3. INCIDENTAL SERVICE FEES
 The Custodian deducts the fees described below and such other charges as may be provided for in the Agreement or in the Plans. The Custodian has certain rights to charge the accounts of the Planholders on a pro rata basis or to retain shares on a pro rata basis in order to pay fees, taxes or expenses in connection with the Plans or to set up reserves; therefore, to such extent it has a lien upon the shares of the Planholder.

 The Custodian causes periodic audits to be taken of the records maintained by it relating to the Plans, unless such audits are arranged for by the Sponsor, and prepares certain other reports required by law.

 The Custodian has delegated certain administrative functions to Boston Financial, an affiliate of the Custodian. Under the delegation arrangement, the Custodian pays to Boston Financial a portion or all of the Custodian Fees and other charges based on the functions which it performs. Boston Financial mails to each Planholder a receipt for each investment, a statement of the number of shares held in the Plan, notices (including distribution notices and tax statements), reports to shareholders, prospectuses and proxy material.

 The Custodian makes charges for certain special services not covered by the regular Custodian charge. These include a charge of $1 for each withdrawal under the Systematic Withdrawal Program; a charge of $3 per account per year for the preparation of a complete transcript and a charge of $12 for each year on which no investment has been made for a 12-month period (inactive account fee). A charge of $2.50 will be made for each of the following: any check or preauthorized check which is not honored by the bank on which it is drawn; changing instructions as to whether dividends and distributions are to be received in cash or reinvested in Fund shares; changing a Plan denomination; a partial withdrawal, liquidation or restoration of shares or money; a transfer or assignment of title; a complete withdrawal or termination of a Plan prior to completion; and the issuance of any Plan denomination in exchange for a different Plan denomination. EXCEPT FOR THE $12 INACTIVE ACCOUNT FEE (TO INCLUDE COMPLETED PLANS), THE $2.50 PLAN TERMINATION FEE, AND THE ANNUAL $10 DESTINY IRA MAINTENANCE FEE, THE INCIDENTAL FEES DESCRIBED ABOVE WILL BE PAID BY THE SPONSOR VOLUNTARILY. Although it has no current intention of doing so, the Sponsor reserves the right to reimpose these fees at some future date.

TAXES

 For tax purposes, Planholders are treated as directly owning the Fund shares. As more fully described in the Fidelity Destiny Portfolios' Prospectus, dividends and distributions paid to Planholders, or reinvested for them, are taxable to them individually. An appropriate notice regarding taxable distributions will be sent to Planholders. Planholders may elect to instruct Boston Financial to withhold 28% of dividends or distributions and have that amount sent directly to the IRS. See page 16 for program details.

 If Planholders itemize their deductions, they may be able to deduct Custodian Fees that have been charged against the Plans to the extent such fees along with the Planholder's other miscellaneous itemized deductions exceed 2% of the Planholder's adjusted gross income (2% floor). The cost basis of shares acquired by each Planholder is the amount paid for those shares, including the Creation and Sales Charges and the cost of reinvested distributions but not including the Custodian Fees. In addition, Planholders with IRAs who itemize their deductions may claim as a miscellaneous itemized deduction (subject to the 2% floor discussed above), Administrative or Trustee fees incurred in connection with the IRA if such fees are separately billed or paid.

 Any taxes payable with respect to any of the profits realized on sales or transfers by the Custodian or Sponsor of each Fund's shares or other property credited to an investor's account in accordance with the provisions of his Plan and any taxes levied or assessed with respect to the Funds' shares or the income therefrom shall be borne by the Planholder individually, and not by the Custodian or Sponsor.
 For a more complete and detailed discussion on taxes, see page of Fidelity Destiny Portfolios' Prospectus.

SUBSTITUTION OF THE UNDERLYING INVESTMENT

 The Sponsor may substitute the shares of another investment medium as the underlying investment if it deems such action to be in the best interest of the Planholders. Such substituted shares shall be generally comparable in character and quality to the present Fund shares, and shall be registered with the SEC under the Securities Act of 1933. Before any substitution can be effected, the Sponsor must:

(A) obtain an order from the SEC approving such substitution;

(B) give written notice of the proposed substitution to the Custodian;

(C) give written notice of the proposed substitution to each Planholder; giving a reasonable description of the new Fund shares, with the advice that, unless the Plan is surrendered within 30 days of the date of the mailing of such notice, the Planholder will be considered to have consented to the substitution and to have agreed to bear the pro rata share of expenses and taxes in connection with it; and

(D) provide the Custodian with a signed certificate stating that such notice has been given to the Planholder.

 If the certificate is not surrendered within 30 days from the date of this notice, the Custodian shall purchase the new shares for your account with any dividends or distributions which may be reinvested for your account. If the new shares are also to be substituted for the shares already held, the Sponsor must arrange to have the Custodian furnished, without payment of a sales charge or fees of any kind, with new shares having an aggregate value equal to the value of the shares for which they are to be exchanged.

 If Fund shares are not available for purchase for a period of 120 days or longer, and the Sponsor fails to substitute other shares, the Custodian may, but is not required to, either select another underlying investment or terminate the Plan. If the Custodian selects a substitute investment, it shall first obtain an order from the SEC approving such substitution as specified above and then shall notify the Planholder, and if, within 30 days after mailing such notice, the Planholder gives his written approval of the substitution and agrees to bear the pro rata share of actual expenses, including tax liability sustained by the Custodian, the Custodian may thereafter purchase such substituted shares. The Planholder's failure to give such written approval within the 30-day period shall give the Custodian the authority to terminate the Plan.

TERMINATION OF A PLAN

 Although a Plan may call for regular investments over a 10- or 15-year period, neither the Sponsor nor the Custodian can terminate your Plan until 300 investments have been made unless the Plan has been in default for more than six consecutive months or unless shares of the Fund are not obtainable and a substitution is not made. The year of default will not start until the Planholder has been given full credit for the amount of any preinvestments made. Under current policies, ONE INVESTMENT IS REQUIRED DURING EACH 6-MONTH PERIOD OF THE CALENDAR YEAR TO PREVENT THE PLAN FROM BEING IN DEFAULT.

 After 300 investments, or if other events justify termination, the Sponsor or the Custodian has the right to terminate a Plan 60 days after mailing the Planholder written notice. Such notice will request that the Planholder elect to have the Plan either distributed in cash or in Fund shares (together with the cash value of any fractional shares) after deduction for all authorized charges, fees and expenses. On termination, the Custodian, acting as the Planholder's agent, may surrender for liquidation all of the Fund shares credited to the Plan, or sufficient shares to pay all authorized deductions and leave no fractional shares. The shares and/or cash, after paying all authorized deductions, will be held by the Custodian for delivery to the Planholder.

 No interest will be paid by the Custodian on any cash balances. If the Planholder does not respond within 60 days after the notice of termination, the Custodian, at its discretion, may at any time thereafter fully discharge its obligations by mailing the check for the liquidated value of the shares to the Planholder. The Planholder will then have no further rights under the Plan except that if the check is returned to the Custodian undelivered, the Custodian will continue to hold these assets for the benefit of the Planholder, subject only to escheat laws and without obligation to pay interest or to reinvest the same.

THE CUSTODIAN AND SPONSOR

              1. THE CUSTODIAN

 State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, is the Custodian for the Plans under a Custodian
Agreement (the Agreement) with the Sponsor and maintains custody of the Plans.

 Investments under the Plans are sent to Boston Financial who, after making authorized deductions, applies the money to the purchase of Fund shares. Investments in Destiny Plans I purchase shares of Destiny I; investments in Destiny Plans II purchase shares of Destiny II. The Custodian holds these shares in its custody, receiving dividends and distributions that, at the Planholder's option, may be remitted either to the Planholder or reinvested in additional Fund shares.

 The Custodian has assumed only those obligations specifically imposed on it under its Agreement with the Sponsor. These obligations do not include the duties of investment ordinarily imposed upon a trustee. The Custodian has no responsibility for the choice of the underlying investment, for the investment policies and practices of the manager of the Fund or for the acts or omissions of the Sponsor.

 The Agreement cannot be amended to affect the rights and privileges of any investor without written consent of the Planholder, nor may the Custodian resign unless a successor has been designated and has accepted the Custodianship. Such successor must be a bank or trust company having capital, surplus and undivided profits totaling at least $2,000,000. The Custodian may be changed without notice to, or approval of, Planholders. The Custodian may terminate its obligation to accept new Plans for custodianship if the Sponsor fails to perform certain activities it is required to perform under the Agreement or if the Custodian terminates after the third year of the life of the Agreement on 90 days' notice, or after the expiration of any further two-year period on 30 days' notice.

              2. THE SPONSOR

 Fidelity Distributors Corporation (Distributors    or Sponsor    ),
82 Devonshire Street, Boston, Massachusetts 02109, is a Massachusetts corporation organized on July 18, 1960. It is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the NASD. The Sponsor's Directors and Executive Officers are listed below.

 Edward C. Johnson 3d, Director, is Chairman, Chief Executive Officer and a Director of FMR Corp., a Director and Chairman of the Board and
of the Executive Committee of FMR   ;     Chairman and a Director of
   Fidelity Investments Money Management, Inc. (1988 - present)    ,
Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc. He is Trustee and President of Fidelity's
mutual funds.    Abigail Johnson, Vice President of certain Fidelity
equity funds, is Mr. Johnson's daughter.

 James C. Curvey, Director (1997    - present    ), is President    of
FMR Corp (1998 - present).

 Martha    B.     Willis   ,     President    and Director
(1997    - present    ).

    Kevin J. Kelly, Vice President, is President of Fidelity
Investments Institutional Services Company, Inc.
(1997 - present).

 Eric D. Roiter    , Vice President and Clerk    (1998 - present)    ,
is    Vice President,     General Counsel    and Clerk     of FMR
(1998 - present).

 Caron Ketchum, Treasurer    and     Controller    (1995 -
present)    .

 Gary Greenstein, Assistant Treasurer (1995    - present    ).

 Jay Freedman, Assistant Clerk (1996    - present    )   .

 Linda Capps Holland, Compliance Officer (1995    - present    ).

 During the twelve months ended September 30, 199   8    , officers of
the Sponsor received no compensation from the Sponsor for their services to the Sponsor. All officers and employees of the Sponsor are currently covered by a broker's blanket bond in the amount of $220,000,000.

 Plans may be purchased and investments made thereunder at NAV by any of the following: Trustees of the Funds, directors, officers and full-time employees of FMR Corp. (or its direct or indirect subsidiaries) or by employee benefit plans covering employees of FMR Corp. or its affiliates, provided such purchases are made for investment purposes and that the shares will not be resold except to the Custodian or to the Funds.

 The Sponsor is an affiliate of FMR, which is a wholly owned subsidiary of FMR Corp. The Sponsor is principal underwriter for other Fidelity funds whose shares are offered for sale to the public and is sponsor for other unit investment trusts for accumulation of shares of certain other Fidelity funds. FMR is adviser to the funds in the Fidelity family of funds.

GENERAL

 The terms of the Plans are set out in a Custodian Agreement which is
governed by the laws of    t    he Commonwealth of Massachusetts. The
Plans are considered to be a unit investment trust under the Investment Company Act of 1940, and are so registered with the SEC. Such registration does not imply supervision of management or investment practices or policies by the SEC.

 The organization, management and investment policies of Fidelity Destiny Portfolios are fully described in the Funds' Prospectus beginning on page F-1. Generally, shares of the Funds are purchased at NAV within two business days of the date the Custodian receives Plan investments. Dividends and distributions received on Fund shares will be reinvested by the Custodian, after making authorized deductions, in additional shares of the Fund at the then current NAV unless otherwise directed by the Sponsor or unless the Planholder directs Boston Financial to remit them to the Planholder in cash.

 Commissions and Servicing Charges ranging from 40% to 93% of the total Creation and Sales Charges will be paid to authorized investment broker-dealer firms and mutual fund dealers that are members of the NASD and have executed a Destiny Dealer Agreement with the Sponsor. From time to time the Sponsor may increase the commissions paid to broker-dealer firms to 100%. Also, the Sponsor will, at its expense, provide promotional incentives such as sales contests and luxury trips to investment professionals who support the sale and service of the
Destiny Plans without reimbursement from the    Fidelity     Destiny
   Portfolios    . In some instances, these incentives may be offered
only to certain investment professionals whose representatives provide services in connection with the sale or expected sale of significant
amounts of    Destiny     Plans. These broker-dealer firms are
independent contractors. Nothing herein or in other literature and confirmations issued by the Sponsor, the Custodian or Boston Financial including the words "representative" or "commission," shall constitute any broker-dealer, a partner, employee or agent of the Sponsor, the Custodian or Boston Financial. Neither the Sponsor, the Custodian nor Boston Financial shall be liable for any acts or obligations of any such dealer or investment broker.

 Fidelity Systematic Investment Plans are currently offered for sale in all states. Ohio salesmen must be registered under the Ohio Bond Debenture Act.

ILLUSTRATION OF A HYPOTHETICAL $50 MONTHLY
DESTINY PLANS I
IN TERMS OF AN ASSUMED INITIAL INVESTMENT OF $50 AND SUBSEQUENT INVESTMENTS OF $50 PER MONTH
WITH INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS REINVESTED IN ADDITIONAL SHARES
 The table below covers the period from October 198   3     to
September 199   8    , with all investments made at the end of each
month.

 This period was one of widely fluctuating common stock prices. The results shown should not be considered a representation of the dividend income or capital gain or loss in the Plans today. Such Plans cannot assure a profit or protect against depreciation in declining markets.

                              DEDUCTIONS(A
                               )

INVESTM  FISCAL   CUMULATIVE   ANNUAL SALES   ANNUAL      TOTAL      ANNUAL
ENT NO.  YEAR     INVESTMENTS  CHARGES        CUSTODIAN   SHARES     DIVIDEND
         ENDED                                FEES(B)                INCOME
                                                                     REINVESTED

1-12     Sept-84  $600.00      $300.00        $13.20       27.366    $5.81

13-24    Sept-85  1,200.00     34.32          13.20        83.298    30.16

25-36    Sept-86  1,800.00     34.32          13.20        150.575   37.16

37-48    Sept-87  2,400.00     34.32          13.20        219.696   49.31

49-60    Sept-88  3,000.00     34.32          13.20        294.318   60.84

61-72    Sept-89  3,600.00     34.32          13.20        355.596   92.49

73-84    Sept-90  4,200.00     34.32          13.20        437.848   124.33

85-96    Sept-91  4,800.00     34.32          13.20        499.458   155.33

97-108   Sept-92  5,400.00     34.32          13.20        631.546   169.81

109-120  Sept-93  6,000.00     34.32          13.20        751.075   186.81

121-132  Sept-94  6,600.00     34.32          13.20        835.533   83.20

133-144  Sept-95  7,200.00     34.32          13.20        1038.008  285.84

145-156  Sept-96  7,800.00     34.32          13.20        1137.143  448.41

157-168  Sept-97  8,400.00     34.32          13.20        1286.623  513.60

169-180  Sept-98  9,000.00     34.32          13.20        1449.719  606.44

                  $9,000.00    $780.48        $198.00                $2,849.54

                                      CUMULATIVE
                                      TOTAL VALUE
                                      OF SHARES

INVESTM  FISCAL YEAR   ANNUAL         FROM          FROM       FROM CAPITAL   TOTAL VALUE
ENT NO.  ENDED         CAPITAL GAIN   INVESTMENT    DIVIDENDS  GAINS          OF PLAN(C)
                       DISTRIBUTION
                       S REINVESTED

1-12     Sept-84       $29.24         $262.48       $6.48       $32.61         $301.57

13-24    Sept-85       74.75          760.23        35.42       103.97         899.62

25-36    Sept-86       294.92         1,315.61      74.94       399.79         1,790.34

37-48    Sept-87       421.88         2,210.16      141.66      910.67         3,262.49

49-60    Sept-88       211.03         2,354.54      181.08      972.65         3,508.27

61-72    Sept-89       182.13         3,550.10      329.44      1,401.07       5,280.61

73-84    Sept-90       403.95         3,109.53      350.09      1,387.35       4,846.97

85-96    Sept-91       202.40         5,029.67      654.71      2,177.10       7,861.48

97-108   Sept-92       1,274.50       5,327.10      799.52      3,371.83       9,498.45

109-120  Sept-93       1,162.83       6,543.76      1,097.45    5,021.92       12,663.13

121-132  Sept-94       786.61         7,431.60      1,241.38    6,115.95       14,788.93

133-144  Sept-95       2,127.00       8,505.43      1,694.10    9,294.26       19,493.79

145-156  Sept-96       844.67         9,826.41      2,340.70    11,041.98      23,209.09

157-168  Sept-97       1,974.51       12,700.52     3,520.97    16,047.01      32,268.50

169-180  Sept-98       2,619.32       12,989.27     4,102.56    18,542.26      35,634.09

                       $12,609.74                               TOT            $35,634.09
                                                                AL



NOTES:

(A) Under the terms of this Plan, out of the initial investment of $50, $25 is deducted as a sales charge from the initial investment and from each of the next 11 investments for an annual charge of $300. Additional deductions are $1.10 for Custodian Fees from each investment for an annual charge of $13.20. Deductions from the first 12 investments therefore total $313.20 or 52.20% of the first 12 monthly investments. If all of the 15 years' investments are made, total sales charges and Custodian Fees amount to 10.87% of the total agreed investments.

(B) Exclusive of a    s    ervice    c    harge, payable first against
dividends and distributions and then, if necessary, against principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined annually by pro rating each Plan's administrative costs over the total number of Plan accounts. For the
fiscal year ended September    30,     199   8    , the charge was
   $6.72     for Destiny Plans I and $   6.43     for Destiny Plans II
per Plan account. In addition, subsequent to January 1, 1986, this charge is subject to increases by the Sponsor, in the aggregate not to exceed increases in the Consumer Price Index. For Plans established prior to January 1, 1986 and after October 30, 1982, this service charge cannot exceed $10 per year. For Plans established prior to October 31, 1982, this charge cannot exceed $2 per year.

(C) Total is determined by Destiny I's fiscal year-end NAV.
 No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested.

ILLUSTRATION OF A HYPOTHETICAL $166.66 MONTHLY
DESTINY PLANS I
IN TERMS OF AN ASSUMED INITIAL INVESTMENT OF $166.66 AND SUBSEQUENT INVESTMENTS OF $166.66 PER
MONTH WITH INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS REINVESTED IN ADDITIONAL SHARES

 The table below covers the period from October 198   3     to
September 199   8    , with all investments made at the end of each
month.

 This period was one of widely fluctuating common stock prices. The results shown should not be considered a representation of the dividend income or capital gain or loss in the Plans today. Such Plans cannot assure a profit or protect against depreciation in declining markets.

                                DEDUCTION
                                S(A)

INVESTMEN  FISCAL   CUMULATIV   ANNUAL     ANNUAL      TOTAL      ANNUAL
T NO.      YEAR     E           SALES      CUSTODIAN   SHARES     DIVIDEND
           ENDED    INVESTMEN   CHARGES    FEES(B)                INCOME
                    TS                                            REINVESTE
                                                                                                            D

1-12       Sept-84  $1,999.92   $999.96    $18.00       93.696    $19.90

13-24      Sept-85  3,999.84    75.96      18.00        286.551   103.73

25-36      Sept-86  5,999.76    75.96      18.00        518.456   127.92

37-48      Sept-87  7,999.68    75.96      18.00        756.744   169.84

49-60      Sept-88  9,999.60    75.96      18.00        1014.047  209.60

61-72      Sept-89  11,999.52   75.96      18.00        1225.367  318.69

73-84      Sept-90  13,999.44   75.96      18.00        1508.970  428.44

85-96      Sept-91  15,999.36   75.96      18.00        1721.442  535.36

97-108     Sept-92  17,999.28   75.96      18.00        2176.821  585.31

109-120    Sept-93  19,999.20   75.96      18.00        2588.926  643.92

121-132    Sept-94  21,999.12   75.96      18.00        2880.139  286.79

133-144    Sept-95  23,999.04   75.96      18.00        3578.179  985.32

145-156    Sept-96  25,998.96   75.96      18.00        3919.991  1,545.73

157-168    Sept-97  27,998.88   75.96      18.00        4435.347  1,770.50

169-180    Sept-98  29,998.80   75.96      18.00        4997.642  2,090.58

                    $29,998.80  $2,063.40  $270.00                $9,821.63

                                CUMULATIV
                                E TOTAL
                                VALUE OF
                                SHARES

INVESTMEN  FISCAL   ANNUAL      FROM       FROM       FROM CAPITAL   TOTAL VALUE OF PLAN(C)
T NO.      YEAR     CAPITAL     INVESTMEN  DIVIDENDS  GAINS
           ENDED    GAIN        T
                    DISTRIBUTI
                    ONS
                    REINVESTE
                    D

1-12       Sept-84  $100.10     $898.68    $22.20      $111.65        $1,032.53

13-24      Sept-85  257.06      2,615.98   121.69      357.08         3,094.75

25-36      Sept-86  1,015.37    4,531.28   257.73      1,375.44       6,164.45

37-48      Sept-87  1,453.09    7,615.46   487.49      3,134.69       11,237.64

49-60      Sept-88  726.97      8,115.37   623.39      3,348.68       12,087.44

61-72      Sept-89  627.59      12,238.05  1,134.42    4,824.22       18,196.69

73-84      Sept-90  1,392.09    10,720.50  1,205.81    4,777.99       16,704.30

85-96      Sept-91  697.59      17,341.77  2,255.35    7,498.38       27,095.50

97-108     Sept-92  4,392.87    18,368.26  2,754.57    11,616.56      32,739.39

109-120    Sept-93  4,008.14    22,564.41  3,781.32    17,303.57      43,649.30

121-132    Sept-94  2,711.44    25,626.79  4,277.36    21,074.31      50,978.46

133-144    Sept-95  7,331.97    29,330.64  5,837.81    32,029.75      67,198.20

145-156    Sept-96  2,911.73    33,886.80  8,066.58    38,053.65      80,007.03

157-168    Sept-97  6,806.60    43,799.07  12,134.72  55,304.71      111,238.50

169-180    Sept-98  9,029.54    44,795.51  14,139.70  63,906.83      122,842.04

                    $43,462.15                        TOTAL          $122,842.04


NOTES:

(A) Under the terms of this Plan, out of the initial investment of $166.66, $83.33 is deducted as a sales charge from the initial investment and from each of the next 11 investments for an annual charge of $999.96. Additional deductions are $1.50 for Custodian Fees from each investment for an annual charge of $18. Deductions from the first 12 investments therefore total $1,017.96 or 50.90% of the first 12 monthly investments. If all of the 15 years' investments are made, total sales charges and Custodian Fees amount to 7.78% of the total agreed investments.

(B) Exclusive of a    s    ervice    c    harge, payable first against
dividends and distributions and then, if necessary, against principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined annually by pro rating each Plan's administrative costs over the total number of Plan accounts. For the
fiscal year ended September    30,     199   8    , the charge was
$   6.72     for Destiny Plans I and $   6.43     for Destiny Plans II
per Plan account. In addition, subsequent to January 1, 1986, this charge is subject to increases by the Sponsor, in the aggregate not to exceed increases in the Consumer Price Index. For Plans established prior to January 1, 1986 and after October 30, 1982, this service charge cannot exceed $10 per year. For Plans established prior to October 31, 1982, this charge cannot exceed $2 per year.

(C) Total is determined by Destiny I's fiscal year-end NAV.

 No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested.

APPENDIX: GLOSSARY OF TERMS

COMPLETED PLAN: A Destiny Plan is considered completed once the Face Amount of the Plan has been invested.

CONTRACTUAL PLAN: A type of capital accumulation plan in which the investor makes a firm commitment to invest a specific amount of money in a fund during a specified time period.

CURRENT PLAN: A plan in which there are at least as many investments recorded as there are months elapsed since establishment of the plan.

DOLLAR-COST AVERAGING: A system of buying fixed dollar amounts of securities at regular intervals, regardless of the price of the shares. This method may result in an average cost that is lower than the average price at which the securities were purchased because an investment of a fixed dollar amount would buy more shares when the share price is low and fewer shares when the share price is high.

FACE AMOUNT: The total dollar amount of investments needed to complete
a particular plan. For example, a $300 per month, 15   -    year plan
would have a face amount of $54,000.

FACE CHANGE: Increasing or decreasing the amount of investments needed to complete a particular plan is known as a Face Change. (See page 16 of the Plans' Prospectus for instructions on completing a Face
Change).

MUTUAL FUND: An investment company that pools capital from shareholders and invests in stocks, bonds, options, or other securities. They offer investors the advantages of diversification and professional management.

RIGHTS OF ACCUMULATION: The right to apply reduced Creation and Sales Charges based on the face amount of the Plan. (See pages 11 and 12 for a schedule of creation and sales charges.)

SYSTEMATIC INVESTMENT PLAN: An investment program in which an investor invests a specified amount of money in a fund at regular intervals. A contractual plan is a special type of systematic investment plan (see Contractual Plan above).

UNIT INVESTMENT TRUST (UIT): An investment company that has its own portfolio of securities in which it invests. It sells interests in this portfolio in the form of redeemable securities. Unit investment trusts are organized under a trust indenture, not a corporate charter.


   FIDELITY SYSTEMATIC INVESTMENT PLANS: DESTINY PLANS I
FINANCIAL STATEMENTS
   Statement of Assets and Liabilities
September 30, 1998

   ASSETS:
Securities of investment company:                    241,669,303
 shares of Destiny I held for investors, valued at
 net asset value of $24.58 per share (Note 1)
 (average cost $3,851,390,103)                       $ 5,940,231,473
Cash                                                 222,414
Receivable for Destiny I shares sold                 190,478
  Total assets                                       5,940,644,365
   LIABILITIES:
Payable for Destiny I shares purchased  $ 331,469
Payable to custodian, sponsor and
broker/dealer (Note 4)                  1,058,184
  Total liabilities                     1,389,653
NET  ASSETS (Note 2)                               $ 5,939,254,712


   Statements of Operations

                       Year Ended    Year Ended      Year Ended
                       September 30, September 30,   September 30,
                       1998          1997            1996
   INVESTMENT INCOME:
 Distributions received
 on shares of Destiny
  I from:
  Net investment
  income               $ 106,844,269 $ 96,561,988    $ 89,281,971
   EXPENSES (Note 4):
 Custodian Fees        415,994       394,357         367,960
 Administrative
 expenses              571,646       601,473         585,608
  Net expenses         987,640       995,830         953,568
   Net investment
   income              105,856,629   95,566,158      88,328,403
   REALIZED AND
UNREALIZED GAIN
ON INVESTMENTS:
Complete and partial
 liquidations, including
 Destiny I shares
 delivered to investors
  at market value:
  Proceeds received    391,959,152   311,271,265     239,729,317
  Cost of Destiny I
  shares               (243,294,998) (211,499,168)   (176,894,004)
  Net realized gain
  on Plan
  liquidations         148,664,154   99,772,097      62,835,313
  Net (decrease)/
  increase in
  unrealized
  appreciation         (210,974,989) 993,262,758     300,213,194
  Net realized and
  unrealized gain/(loss)
  on Plan shares       (62,310,835)  1,093,034,855   363,048,507
  Distributions received
   on shares of Destiny
   I from net realized
   gains
   on investments      461,476,309   371,227,198     168,182,318
   Net increase in net
   assets resulting
   from operations     $ 505,022,103 $ 1,559,828,211 $ 619,559,228


   DESTINY PLANS I - FINANCIAL STATEMENTS - CONTINUED

   Statements of Changes in Net Assets Invested in Shares of Destiny
I


   Year Ended                 Year Ended                 Year Ended
   September 30, 1998         September 30, 1997         September 30, 1996
   Amount         Shares      Amount         Shares      Amount         Shares

   Net assets at beginning of period
   $5,726,389,970 228,364,289 $4,391,840,146 215,228,493 $3,908,031,571 208,146,062
Additions during period: From investor payments
   164,550,079                119,944,885                123,968,130
Less: creation and sales charges (Note 4)
   (5,911,794)                (4,415,669)                (4,613,942)
Custodian Fees and insurance premiums (Note 4)
   (816,861)                  (832,079)                  (879,688)
Balance invested in Destiny I shares
   157,821,424    6,409,698   114,697,137    5,401,996   118,474,500    6,323,547
Net investment income and net realized gains on investments
   567,332,938                466,793,356                256,510,721
Less: Cash distributions to investors
   (58,019,633)               (28,704,259)               (14,495,836)
Balance reinvested in Destiny I shares
   509,313,305    22,269,509  438,089,097    21,927,033  242,014,885    13,211,616
Net realized gain on Plan liquidations
   148,664,154                99,772,097                 62,835,313
Net increase/(decrease) in unrealized appreciation
   (210,974,989)              993,262,758                300,213,194
Total
   6,331,213,864  257,043,496 6,037,661,235  242,557,522 4,631,569,463  227,681,225
Deductions during period: Redemptions and cancellations of Destiny I shares
   (391,959,152)  (15,374,193)(311,271,265)  (14,193,233)(239,729,317)  (12,452,732)
Net assets at end of period
   $5,939,254,712 241,669,303 $5,726,389,970 228,364,289 $4,391,840,146 215,228,493

   FIDELITY SYSTEMATIC INVESTMENT PLANS: DESTINY PLANS II
FINANCIAL STATEMENTS

   Statement of Assets and Liabilities
September 30, 1998

   ASSETS:
Securities of investment company: 274,615,300
 shares of Destiny II held for investors, valued
 at net asset value of $14.07 per share (Note 1)
 (average cost $2,768,491,216)                     $ 3,863,837,271
 Cash                                              3,035,690
Receivable for Destiny II shares sold              3,087
  Total assets                                     3,866,876,048
   LIABILITIES:
Payable for Destiny II shares purchased $  2,692,311
Payable to custodian, sponsor and
broker/dealer (Note 4)                  2,161,133
  Total liabilities                                4,853,444
NET  ASSETS (Note 2)                               $ 3,862,022,604

   Statements of Operations

                       Year Ended     Year Ended    Year Ended
                       September 30,  September 30, September 30,
     1998 1997 1996
   INVESTMENT INCOME:
 Distributions received
on shares of Destiny
II from:
  Net investment
income                 $ 61,646,651   $ 161,931,472 $ 42,663,716
   EXPENSES (Note 4):
 Custodian Fees        526,319        446,865       367,638
 Administrative
expenses               1,359,835      1,219,410     1,204,257
  Net expenses         1,886,154      1,666,275     1,571,895
   Net investment
income                 59,760,497     160,265,197   41,091,821
   REALIZED AND
UNREALIZED
GAIN ON INVESTMENTS:
Complete and partial
liquidations, including
Destiny II shares
delivered
to investors at
market value:
  Proceeds received    357,872,401    150,705,546   115,283,136
  Cost of Destiny II
  shares               (236,739,289)  (106,291,151) (82,011,653)
  Net realized gain on
  Plan liquidations    121,133,112    44,414,395    33,271,483
  Net (decrease)/increase
  in unrealized
  appreciation         (188,590,035)  625,457,740   185,902,326
  Net realized and
  unrealized gain/(loss)
  on Plan shares       (67,456,923)   669,872,135   219,173,809
  Distributions received
  on shares of Destiny
  II from
   net realized gains
   on investments       239,189,005   53,977,157    59,856,556
   Net increase in net
   assets resulting
   from operations      $ 231,492,579 $ 884,114,489 $ 320,122,186

   DESTINY PLANS II - FINANCIAL STATEMENTS - CONTINUED
   Statements of Changes in Net Assets Invested in Shares of Destiny
II

   Year Ended                 Year Ended                Year Ended
   September 30, 1998         September 30, 1997        September 30, 1996
   Amount        Shares       Amount         Shares     Amount         Shares
   Net assets at beginning of period
$ 3,505,991,367  243,583,375  $2,465,355,584 212,482,392 $1,978,480,817 187,243,794
Additions during period: From investor payments
516,456,857                   338,228,567                311,357,075
   Less: creation and sales charges (Note 4)
(27,033,563)                  (27,036,368)               (26,843,231)
   Custodian Fees (Note 4)
(2,160,566)                   (2,062,876)                (1,961,326)
 Balance invested in
  Destiny II shares
487,262,728       32,903,678  309,129,323    24,641,643  282,552,518    26,251,535
Net investment income and
 net realized gains on investments
298,949,502                   214,242,354                100,948,377
  Less: Cash
   distributions
   to investors
(4,851,669)                   (1,902,483)                (516,801)
 Balance reinvested in
  Destiny II shares
294,097,833  22,061,716       212,339,871   18,308,982   100,431,576    9,616,656
Net realized gain
 on Plan liquidations
121,133,112                   44,414,395                 33,271,483
Net increase/(decrease) in
 unrealized appreciation
(188,590,035)                 625,457,740                185,902,326
    Total
4,219,895,005 298,548,769     3,656,696,913 255,433,017  2,580,638,720 223,111,985
Deductions during period: Redemptions and cancellations of Destiny II shares
(357,872,401) (23,933,469)    (150,705,546) (11,849,642) (115,283,136) (10,629,593)
Net assets at end of period
$ 3,862,022,604 274,615,300  $3,505,991,367  243,583,375 $2,465,355,584 212,482,392
   Shares have been adjusted for a 3 - for - 1 split (see note 3).

   NOTES TO FINANCIAL STATEMENTS

   1. SIGNIFICANT ACCOUNTING POLICIES: The Plans are a unit investment trust registered under the Investment Company Act of 1940, as amended, with the Securities and Exchange Commission, investing only in shares of Fidelity Destiny Portfolios: Destiny I and Destiny II (the
"Funds"). Destiny Plans I is for the accumulation of shares of Fidelity Destiny Portfolios: Destiny I; Destiny Plans II is for the accumulation of shares of Fidelity Destiny Portfolios: Destiny II.

   The financial statements have been prepared in conformity with generally accepted accounting principles for unit investment trusts which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Plans:

   SECURITY VALUATION. The investments in shares of Fidelity Destiny
Portfolios: Destiny I and Destiny II are valued at each of the Fund's respective bid market price which is equal to the net asset value per share of each Fund at period end.

   FEDERAL INCOME TAXES. No provisions are made for federal income taxes. All income dividends and capital gain distributions received by investors are treated as if received directly from the underlying
Fund. A Planholder will not realize any gain or loss upon withdrawal from the Plans when transferring to an account for direct ownership of the underlying Fund shares. Any liquidation by a Planholder of a Fund will be treated as if the underlying Fund shares were sold.

   TRANSACTION DATES. Share transactions are recorded on the trade date. Dividend income and capital gain distributions are recorded on the ex-dividend date.

   COST METHOD. The investment in shares of each Fund at cost is based on average cost, which represents the amount available for investment
(including reinvested distributions of net investment income and realized gains) in such shares after deduction of sales charges, custodian fees, and insurance fees, if applicable.

   RECLASSIFICATIONS. To conform to the 1998 presentation, net realized gains on investments have been reclassified from investment income to realized and unrealized gain on investments. This reclassification had no effect on net increase in net assets resulting from operations or distributions for any period.

   2. PLAN ASSETS

    Destiny Plans I assets consisted of the following at September 30, 1998:

                                   Systematic
                   Systematic      Investment
                   Investment      Plans with   Total of
                   Plans           Insurance    All Plans
   Payments
received
from investors
on outstanding
Plans              $ 1,495,713,703 $ 923,564    $ 1,496,637,267
   Deduct:
 Sponsor fees      75,003,857      48,953       75,052,810
    Custodian Fees 10,915,815      9,882        10,925,697
      Insurance
premiums           0               27,500       27,500
     Total
deductions         85,919,672      86,335       86,006,007
   Net payments
invested in
shares of
Destiny I          1,409,794,031   837,229      1,410,631,260
   Add:
Distributions from
investment income
reinvested         391,449,488     990,364      392,439,852
    Distributions
from realized
gains reinvested   2,043,478,817   4,840,174    2,048,318,991
    Unrealized
appreciation in
Destiny I shares
held at September
30, 1998           2,084,927,677   3,913,693    2,088,841,370
   Deduct:
 Fees payable      (976,742)       (19)         (976,761)
     Net assets    $ 5,928,673,271 $ 10,581,441 $ 5,939,254,712

   NOTES TO FINANCIAL STATEMENTS - CONTINUED

   2. PLAN ASSETS - CONTINUED

    Destiny Plans II assets consisted of the following at September
30, 1998:

                                                Systematic
                                                Investment
                                                Plans

   Payments received from investors on
outstanding Plans                               $ 2,131,977,046
Deduct:
 Sponsor fees                                   195,056,353
 Custodian Fees                                 14,838,053
   Total deductions                             209,894,406
Net payments invested in shares of Destiny II   1,922,082,640
Add:
 Distributions from investment income
reinvested                                      146,403,007
 Distributions from realized gains reinvested   700,005,569
 Unrealized appreciation in Destiny II
shares held at
 September 30, 1998                             1,095,346,055
Deduct:
 Fees payable                                   (1,814,667)
   Net assets                                   $ 3,862,022,604

   3. CAPITAL SHARES: On January 18, 1997, the Trustees of Destiny II approved a three-for-one stock split of the capital shares of Destiny
II for shareholders of record as of June 21, 1997. A total of 139,172,552 capital shares of Destiny II were issued to Destiny Plans
II in connection with the split. Share amounts in the accompanying financial statements have been restated to reflect the aforementioned split.

   4. EXPENSES AND DEDUCTIONS: For information regarding Creation and
Sales Charges, Custodian Fees, and Administrative expenses see page 19 of this Prospectus.
   Fidelity Distributors Corporation, a wholly owned subsidiary of FMR
Corp. and sponsor of Fidelity Systematic Investment Plans, received approximately $1,152,000, $1,427,000, and $812,000 as its portion of the Creation and Sales Charges on sales of Plans I during the years ended September 30, 1998, 1997, and 1996, respectively and $2,126,000,
$2,908,000, and $3,285,000 on sales of Plans II during the years ended
September 30, 1998, 1997, and 1996, respectively.



   REPORT OF INDEPENDENT ACCOUNTANTS

   To the Directors of Fidelity Distributors Corporation and Investors under Fidelity Systematic Investment Plans: Destiny Plans I and
Destiny Plans II:

    In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets invested in shares of Fidelity Systematic Investment Plans:
Destiny Plans I and Destiny Plans II (the "Plans") present fairly, in all material respects, the financial position of the Plans at September 30, 1998, the results of their operations for each of the three years in the period then ended and the changes in their net assets for each of the three years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Plan's management;
our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

   PricewaterhouseCoopers LLP
   Boston, Massachusetts
November 12, 1998

   FIDELITY DISTRIBUTORS CORPORATION
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)
   STATEMENT OF FINANCIAL CONDITION
as of December 31, 1997
(in thousands except for share amounts)

   ASSETS
   Cash                                               $ 128
Receivables:
 Brokers, dealers, and customers                      34,447
 Other                                                20,678
Investments, at market (cost $17,805)                 17,963
Property and equipment, net                           6,018
Other assets                                          62,707
    Total Assets                                      $ 141,941
   LIABILITIES AND STOCKHOLDER'S EQUITY
   Liabilities:
Payable to mutual funds                               $ 34,412
Other liabilities                                     439
    Total Liabilities                                 34,851
   Stockholder's equity:
Preferred stock, 5% noncumulative, $100 par value;
authorized 5,000 shares;
 issued and outstanding 4,750 shares                  475
Common stock, $1 par value; authorized 1,000,000
shares;
 issued and outstanding 1,061 shares                  1
Additional paid-in capital                            13,494
Retained earnings                                     130,171
                                                      144,141
    Less: Receivable from parent company              (37,051)
    Total Stockholder's Equity                        107,090
     Total Liabilities and Stockholder's Equity       $ 141,941

   The accompanying notes are an integral part of this financial statement.

   FIDELITY DISTRIBUTORS CORPORATION
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)
   NOTES TO STATEMENT OF FINANCIAL CONDITION

   A. PRINCIPAL BUSINESS ACTIVITIES:

   Fidelity Distributors Corporation ("FDC" or the "Company") is a registered broker/dealer under the Securities Exchange Act of 1934.
The Company is the principal underwriter and distributor of mutual funds under agreements with funds managed by an affiliate, Fidelity
Management & Research Company and is the sponsor of Fidelity Destiny
Plans. A division of Fidelity Distributors Corporation provides mutual fund transfer agent services and other processing functions on behalf of affiliated companies.

   B. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

   USE OF ESTIMATES
   The preparation of the statement of financial condition in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of December 31, 1997. Actual results could differ from the estimates included in the statement of financial condition.

   INCOME TAXES
   The Company is included in the consolidated federal and certain state income tax returns filed by FMR Corp.

   The Company's deferred tax asset at December 31, 1997 approximated
$3,561,000. The principal sources of temporary differences relate to deferred compensation, pension expense, and depreciation.

   INVESTMENTS
   Investments, comprised of shares held in Fidelity mutual funds, are stated at market value.

   PROPERTY AND EQUIPMENT
   Property and equipment is stated at cost less accumulated depreciation and amortization. Depreciation is computed over the estimated useful lives of the related assets, which vary from three to five years, using primarily the straight line method. Leasehold improvements are amortized over the lesser of their economic useful life or the term of the lease. Maintenance and repairs are charged to operations when incurred. Renewals and betterments of a nature considered to materially extend the useful lives of the assets are capitalized. Internally developed software is expensed as incurred.
Any gain or loss on the sale or retirement of property and equipment is included in net income.

   OTHER ASSETS
   Other assets includes deferred charges in the amount of $58,681,000 net of amortization of $20,106,000. These deferred charges represent dealer concessions paid to dealers of funds that are subject to contingent deferred sales charges. The charges are amortized over the term of the contingent deferred sales charge.

   FIDELITY DISTRIBUTORS CORPORATION
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)
   NOTES TO STATEMENT OF FINANCIAL CONDITION (continued)

   C. TRANSACTIONS WITH AFFILIATED COMPANIES:
   FDC is party to several arrangements with affiliated companies.
Under these arrangements, FDC charged these affiliates for shareholder services, marketing and distribution expenses and other administrative services and was charged for commission expenses, promotional expenses, equipment processing services, and occupancy expenses. In addition, certain direct and indirect expenses incurred in connection with the underwriting and distribution of Fidelity mutual fund shares are borne by affiliated companies.

   FDC participates in FMR Corp.'s noncontributory defined benefit pension plan covering all of its eligible employees. There are no statistics available for the actuarial data of this separate company.
There are no unfunded vested benefits relating to employees of FDC.

   FDC also participates in FMR Corp.'s defined contribution profit sharing and retirement plans covering substantially all employees.
Annual contributions to the plans are based on either stated percentages of eligible employee compensation or employee contributions.

   All intercompany transactions are charged or credited through an intercompany account with FMR Corp. and may not be the same as those which would otherwise exist or result from agreements and transactions among unrelated parties. The Company receives credit for the collection of its receivables and is charged for the settlement of its liabilities through its intercompany account with FMR Corp. Under an agreement with FMR Corp., the Company offsets liabilities to affiliated companies which will ultimately be settled by FMR Corp. on behalf of the Company against its receivable from FMR Corp.

   D. PROPERTY AND EQUIPMENT:

   Property and equipment consists of the following (in
thousands):
   Equipment                                 $ 27,041
Leasehold improvements                       54
Furniture and fixtures                       1,438
                                             28,533
   Less: Accumulated depreciation and
amortization                                 22,515
                                             $ 6,018

   FIDELITY DISTRIBUTORS CORPORATION
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)
   NOTES TO STATEMENT OF FINANCIAL CONDITION (continued)

   E. NET CAPITAL REQUIREMENT:
   FDC is subject to the Securities and Exchange Commission's Uniform
Net Capital Rule (Rule 15c3-1), which requires the maintenance of minimum net capital and requires that the ratio of aggregate indebtedness to net capital, both as defined, shall not exceed 15 to
1. At December 31, 1997, FDC had net capital of $16,996,000 which was
$16,967,000 in excess of its required net capital of $29,000.
Additionally, the ratio of aggregate indebtedness to net capital at December 31, 1997 was 0.03 to 1.


   REPORT OF INDEPENDENT ACCOUNTANTS

   To the Board of Directors and Stockholder of Fidelity Distributors
Corporation
(A Wholly-Owned Subsidiary of FMR Corp.):

   We have audited the accompanying statement of financial condition of Fidelity Distributors Corporation as of December 31, 1997. This financial statement is the responsibility of the Company's management.
Our responsibility is to express an opinion on this financial statement based on our audit.

   We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of Fidelity
Distributors Corporation as of December 31, 1997 in conformity with generally accepted accounting principles.

   PricewaterhouseCoopers LLP
   Boston, Massachusetts
January 28, 1998


Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.

To learn more about each fund and its investments, you can obtain a copy of a fund's most recent financial report and portfolio listing or a copy of the Statement of Additional Information (SAI) dated November
19,    1998    . The SAI has been filed with the Securities and
Exchange Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, call Fidelity
Distributors Corporation (FDC), 82 Devonshire Street, Boston, MA 02109
at the appropriate number listed below or your investment
professional.

FIDELITY DISTRIBUTORS CORPORATION
FIDELITY INVESTMENTS INSTITUTIONAL SERVICES COMPANY, INC.,
BROKER/DEALER SERVICES DIVISION

Nationwide (toll-free) 1-800-433-0734
In Alaska or Overseas (call collect) 1-617-328-5000

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS
OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION.
SHARES ARE NOT INSURED BY THE FDIC, FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY, AND ARE
SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS
OF PRINCIPAL AMOUNT INVESTED.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE
NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION, NOR
HAS THE SECURITIES AND EXCHANGE
COMMISSION PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.

   DES-PRO-1198

FIDELITY
DESTINY PORTFOLIOS:

Destiny I (fund number 006)
Destiny II (fund number 306)

Each fund seeks capital growth. Although many of the securities in each fund's portfolio at any given time may be income-producing, income generally will not be a consideration in the selection of securities.

Shares of each fund may be purchased only through Fidelity Systematic
Investment Plans: Destiny Plans I and Destiny Plans II (the Plans or a
Plan), a unit investment trust. Details of the Plans, including the Creation and Sales Charges, as well as Custodian Fees, are discussed in the Prospectus for the Plans. The charges for the first year of a Plan may amount to as much as 50% of the amounts paid under a Plan.
Prospective investors should read this Prospectus in conjunction with the Plans' Prospectus.

PROSPECTUS
NOVEMBER 19,    1998

(FIDELITY_LOGO_GRAPHIC)(registered trademark)
82 DEVONSHIRE STREET, BOSTON, MA 02109

CONTENTS

PROSPECTUS


KEY FACTS                         36  WHO MAY WANT TO INVEST

                                  36  EXPENSES EACH FUND'S YEARLY OPERATING EXPENSES.

                                  38  FINANCIAL HIGHLIGHTS A SUMMARY OF EACH FUND'S
                                      FINANCIAL DATA.

                                  42  PERFORMANCE HOW EACH FUND HAS DONE OVER TIME.

THE FUNDS IN DETAIL               45  CHARTER HOW EACH FUND IS ORGANIZED.

                                  45  INVESTMENT PRINCIPLES AND RISKS EACH FUND'S OVERALL
                                      APPROACH TO INVESTING.

                                  47  BREAKDOWN OF EXPENSES HOW OPERATING COSTS ARE
                                      CALCULATED AND WHAT THEY INCLUDE.

YOUR ACCOUNT                      48  HOW TO BUY SHARES

                                  48  HOW TO SELL SHARES TAKING MONEY OUT AND CLOSING YOUR
                                      ACCOUNT.

                                  50  INVESTOR SERVICES SERVICES TO HELP YOU MANAGE YOUR
                                      ACCOUNT.

SHAREHOLDER AND ACCOUNT POLICIES  50  DIVIDENDS, CAPITAL GAINS, AND TAXES

                                  50  TRANSACTION DETAILS SHARE PRICE CALCULATIONS AND THE
                                      TIMING OF PURCHASES AND REDEMPTIONS.

                                  51  EXCHANGE RESTRICTIONS


   KEY FACTS

WHO MAY WANT TO INVEST
Each fund is designed for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns and who want to be invested in the stock market for its long-term growth potential. Each fund invests for growth and does not pursue income.

Shares of each fund may be acquired only through the purchase of an interest in Fidelity Systematic Investment Plans: Destiny Plans I or
Destiny Plans II. The funds are designed    for you if you     are
seeking accumulation of capital through regular, systematic investing over a period of 10 years or more. Investments in the funds are based on the concept of "dollar-cost averaging." This involves consistently
buying uniform dollar amounts of a    security     regardless of the
price, at regular intervals. When prices are low, more shares are bought than when prices are high. Because the value of the securities in each fund fluctuates with market conditions, if you liquidate your Plan investment when the market value of your shares is less than their original cost, including the initial Plan's Creation and Sales Charges, you will incur a loss. Investments in a systematic investment plan do not eliminate market risk. While FMR will seek to realize capital growth over the lifetime of a Plan, the policies FMR follows may not be appropriate if you are unable to complete your Plan. You should also consider your ability to continue to invest during periods of varying economic and market conditions.

Receipt by each fund of investments on a systematic basis tends to provide a more consistent level of fund assets than might be the case for those funds whose shares are sold directly and may allow each fund to plan for the gradual accumulation of various individual security positions. One example of how each fund could employ this concept is through the program of dollar-cost averaging as described above. Such a program could be hampered by increased net redemptions or the failure of Plan investors to purchase shares.
FMR is also the investment adviser to certain other investment companies not sold through systematic investment plans, which also have objectives of capital growth. The investment policies employed by each of these funds vary, as do the sales charges assessed to fund share purchases and the investment results each has attained.

The value of each fund's investments varies from day to day, generally reflecting changes in market conditions and other company, political, and economic news. In the short term, stock prices can fluctuate dramatically in response to these factors. Over time, however, stocks have shown greater growth potential than other types of securities.

Each fund is not in itself a balanced investment plan. You should consider your investment objective and tolerance for risk when making an investment decision. When you sell your fund shares, they may be worth more or less than what you paid for them.

EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell shares of a fund. Neither fund will offer its shares publicly
except through the    Destiny     Plans, which impose separate
Creation and Sales Charges. Creation and Sales Charges vary according to the monthly investment size and duration of each Plan. Please refer to the Plans' Prospectus for details.

                                                        DESTINY I       DESTINY II

SALES CHARGE ON PURCHASES AND REINVESTED DISTRIBUTIONS  NONE            NONE

DEFERRED SALES CHARGE ON REDEMPTIONS                    NONE            NONE


ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to Fidelity Management & Research Company
(FMR) that varies based on its performance. Each fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports.

Management fees and other expenses are reflected in each fund's share price and are not charged directly to individual shareholder accounts. For accounts maintained within the Plans, separate custodian fees and an annual service fee are charged directly to Planholders Please refer to the section "Breakdown of Expenses," beginning on page and the Plans' Prospectus for further information.

The following figures are based on historical expenses of each fund and are calculated as a percentage of average net assets of each fund.

                                 DESTINY I          DESTINY II

MANAGEMENT FEE                      0.31%              0.45%

12B-1 FEE (DISTRIBUTION FEE)     NONE               NONE

OTHER EXPENSES                      0.02%              0.03%

   TOTAL OPERATING EXPENSES         0    .33%          0    .48%

EXPENSE TABLE EXAMPLE: You would pay the following amount in total expenses on a $1,000 investment in a fund, assuming a 5% annual return and full redemption at the end of each time period. Total expenses shown below include any shareholder transaction expenses and a fund's annual operating expenses.

            1 YEAR      3 YEARS      5 YEARS      10 YEARS

DESTINY I   $    3      $    11      $    19      $    42

DESTINY II  $    5      $    15      $    27      $    60

THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED EXPENSES OR RETURNS, ALL OF WHICH MAY VARY.

Please refer to page for the funds' past performance. As stated above, Creation and Sales Charges vary for each Plan. Generally, however, these charges are structured to decrease as a percentage of the monthly investment as the Plan progresses. Consequently, the major portion of the total Creation and Sales Charges incurred during the life of a Plan are assessed within its first year. For a detailed explanation of applicable rate structure, please refer to the Plans' Prospectus.

FINANCIAL HIGHLIGHTS
   The financial highlights tables that follow for Destiny I and Destiny II have been audited by PricewaterhouseCoopers LLP, independent accountants. The funds' financial highlights, financial statements, and report of the auditor are included in the funds' Annual Report, and are incorporated by reference into (are legally a part of) the funds' SAI. Contact FDC or your investment professional for a free copy of the Annual Report or the SAI.

DESTINY I

SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED SEPTEMBER 30
1998     1997             1996     1995     1994     1993F    1993G    1992G    1991G         1990G         1989G

NET ASSET VALUE,
$ 25.08  $ 20.41          $ 18.78  $ 17.70  $ 16.86  $ 17.22  $ 16.54  $ 15.23  $ 14.24       $ 14.03       $ 12.44
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME
 .44C     .49C             .45      .41      .30      .04      .26      .31      .33           .46   D       .30

 NET REALIZED AND
1.56     6.36             2.42     3.54     1.69     .75      3.16     2.55     1.25          1.18          1.81
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT
2.00     6.85             2.87     3.95     1.99     .79      3.42     2.86     1.58          1.64          2.11
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT
(.47)    (.45)            (.43)    (.34)    (.11)    (.14)    (.30)    (.49)    (.10)         (.38)         (.26)
 INCOME

 FROM NET REALIZED GAIN
(2.03)   (1.73)           (.81)    (2.53)   (1.04)   (1.01)   (2.44)   (1.06)   (.49)         (1.05)        (.26)

 TOTAL DISTRIBUTIONS
(2.50)   (2.18)           (1.24)   (2.87)   (1.15)   (1.15)   (2.74)   (1.55)   (.59)         (1.43)        (.52)

NET ASSET VALUE,
$ 24.58  $ 25.08          $ 20.41  $ 18.78  $ 17.70  $ 16.86  $ 17.22  $ 16.54  $ 15.23       $ 14.24       $ 14.03
END OF PERIOD

TOTAL RETURNB
8.72%       36.29%H       16.04%   27.49%   12.30%   4.77%    23.90%   20.18%   11.93%        12.17%        17.90%

NET ASSETS, END OF PERIOD
$ 6,206  $ 5,961          $ 4,565  $ 4,053  $ 3,273  $ 2,973  $ 2,869  $ 2,373  $ 2,023       $ 1,832       $ 1,662
(   IN MILLIONS    )

RATIO OF EXPENSES TO
 .33%     .39%             .65%     .68%     .70%     .65%A    .66%     .61%        .50%          .53%          .60%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO
 .33%     .38%   E         .65%     .68%     .70%     .65%A    .66%     .61%     .50%          .53%          .60%
AVERAGE NET ASSETS AFTER
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT
1.71%    2.20%            2.40%    2.35%    1.69%    1.11%A   1.83%    2.00%    2.45%         3.37%         2.35%
INCOME TO AVERAGE NET
ASSETS

PORTFOLIO TURNOVER RATE
27%      32%              42%      55%      77%      82%A     75%      75%      84%           75%           72%


   A     ANNUALIZED

   B     TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF THE SEPERATE
SALES CHARGE AND CUSTODIAN FEES ASSESSED THROUGH FIDELITY SYSTEMATIC INVESTMENT PLANS AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.

   C     NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   D     INVESTMENT INCOME PER SHARE REFLECTS SPECIAL DIVIDENDS OF
$.09 PER SHARE.

   E     FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S
EXPENSES.

   F     THREE MONTHS ENDED SEPTEMBER 30, 1993

   G     YEARS ENDED JUNE 30

   H     THE TOTAL RETUR   N     WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

DESTINY II

SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED SEPTEMBER 30
1998        1997           1996I    1995I    1994I    1993F,I        1993G,I  1992G,I  1991G,I  1990G,I       1989G,I

NET ASSET VALUE,
$ 14.40     $ 11.61        $ 10.57  $ 9.52   $ 8.89   $ 8.82         $ 8.23   $ 7.83   $ 7.04   $ 6.88        $ 6.08
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME
 .18   C     .27   C        .24      .22      .14      .01            .09      .11      .10      .19   D       .08

 NET REALIZED AND
 .71         3.52           1.34     1.99     .96      .41            1.61     1.36     .86      .76              .91
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT
 .89         3.79           1.58     2.21     1.10     .42            1.70     1.47     .96      .95           .99
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT
(.25)       (.25)          (.22)    (.17)    (.04)    (.05)          (.12)    (.11)    (.12)    (.12)         (.06)
 INCOME

 FROM NET REALIZED GAIN
(.97)       (.75)            (.32)    (.99)    (.43)    (.30)          (.99)    (.96)    (.05)    (.67)         (.13)

 TOTAL DISTRIBUTIONS
(1.22)      (1.00)           (.54)    (1.16)   (.47)    (.35)          (1.11)   (1.07)   (.17)    (.79)         (.19)

NET ASSET VALUE,
$ 14.07     $ 14.40        $ 11.61  $ 10.57  $ 9.52   $ 8.89         $ 8.82   $ 8.23   $ 7.83   $ 7.04        $ 6.88
END OF PERIOD

TOTAL RETURN   B
6.64%       34.72%   H       15.43%   26.98%   12.67%   4.93%          23.28%   20.61%   14.35%   14.42%        16.76%

NET ASSETS, END OF PERIOD
$ 3,969     $ 3,609         $ 2,538  $ 2,032  $ 1,437  $ 1,143        $ 1,061  $ 479    $ 326    $ 221         $ 143
(   IN MILLIONS    )

RATIO OF EXPENSES TO
 .48%        .54%             .78%     .80%     .80%     .84%   A       .84%     .88%     .84%     .87%          .97%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO
 .48%        .53%   E         .78%     .80%     .80%     .84%   A       .84%     .88%     .84%     .87%          .97%
AVERAGE NET ASSETS AFTER
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT
1.23%       2.11%            2.38%    2.33%    1.56%    .69%   A       1.41%    1.60%    1.70%    3.07%         1.53%
INCOME TO AVERAGE NET
ASSETS

PORTFOLIO TURNOVER RATE
106%        35%              37%      52%      72%      80%   A        81%      113%     129%     112%          128%


   A     ANNUALIZED

   B     TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF THE SEPERATE
SALES CHARGE AND CUSTODIAN FEES ASSESSED THROUGH FIDELITY SYSTEMATIC INVESTMENT PLANS AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.

   C     NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   D     INVESTMENT INCOME PER SHARE REFLECTS SPECIAL DIVIDENDS OF
$.07 PER SHARE.

   E     FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S
EXPENSES.

   F     THREE MONTHS ENDED SEPTEMBER 30, 1993

   G     YEARS ENDED JUNE 30

   H     THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE PERIOD SHOWN.

   I PER SHARE DATA HAVE BEEN ADJUSTED FOR A 3 FOR 1 SHARE SPLIT PAID JUNE 21, 1996.

PERFORMANCE
Mutual fund performance is commonly measured as TOTAL RETURN. The total returns that follow are based on historical fund results and do not reflect the effect of taxes.

All total returns quoted below do not include the effect of paying the separate Creation and Sales Charges and Custodian Fees associated with the purchase of shares of the funds through the Plans. Total returns would be lower if Creation and Sales Charges and Custodian Fees were taken into account. As previously discussed, shares of the funds may be acquired only through the Plans. Investors should consult the Plans' Prospectus for complete information regarding Creation and Sales Charges and Custodian Fees.

Each fund's fiscal year runs from October 1 through September 30. The tables below show each fund's performance over past fiscal years. The charts on page present calendar year performance for each fund compared to different measures, including a competitive funds average.

AVERAGE ANNUAL TOTAL RETURNS

FISCAL PERIODS ENDED  PAST 1         PAST 5              PAST 10             LIFE OF
SEPTEMBER 30, 1998    YEAR           YEARS               YEARS               FUND

   DESTINY I              8.72%          19.74%              19.16%              18.64%*

   DESTINY II             6.64%          18.86%              18.94%              21.55%**


CUMULATIVE TOTAL RETURNS

FISCAL PERIODS ENDED  PAST 1         PAST 5           PAST 10              LIFE OF
SEPTEMBER 30, 1998    YEAR           YEARS            YEARS                FUND

   DESTINY I              8.72%          146.15%          477.04%              12,392.16%*

   DESTINY II             6.64%          137.28%          466.47%              1,106.59%**


* FROM JULY 10, 1970 (COMMENCEMENT OF OPERATIONS).

** FROM DECEMBER 30, 1985 (COMMENCEMENT OF OPERATIONS).

The following tables show Destiny Plans I and Destiny Plans II average annual total returns calculated for the one, five, ten, and fifteen years or Life of Plan ended September 30, 1998 for a $50/month, 15
year Plan.    Past 15 years or     Life of Plan figures are for the
periods October 1, 1983 to September 30, 1998 for Destiny Plans I and Commencement of Operations (December 30, 1985) through September 30, 1998 for Destiny Plans II. The following Plan-related average annual total returns include change in share price, reinvestment of dividends and capital gains, and the effects of the separate Creation and Sales Charges and Custodian Fees assessed through the Plans. The illustrations assume an initial $600 lump sum investment at the beginning of each period shown with no subsequent Plan investments. Because the illustrations assume lump sum investments, they do not reflect what investors would have earned only had they made regular monthly investments over the period. Consult the Plans' Prospectus for more complete information on applicable charges and fees.

AVERAGE ANNUAL TOTAL RETURNS - DESTINY PLANS

FISCAL PERIODS ENDED     PAST 1           PAST 5              PAST 10             PAST 15 YEARS/
SEPTEMBER 30, 1998       YEAR             YEARS               YEARS               LIFE OF PLAN

   DESTINY PLANS I           -48.03%          15.42%              17.60%           16.90%   A

   DESTINY PLANS II          -49.02%          14.58%              17.38%           20.40%   B


A FROM OCTOBER 1, 1983 TO SEPTEMBER 30, 1998.

B FROM DECEMBER 30, 1985 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30,
1998.

YEAR-BY-YEAR TOTAL RETURNS






CALENDAR YEARS                         1990    1991    1992    1993    1994    1995    1996    1997

DESTINY I                              -3.15%  38.92%  15.15%  26.42%  4.43%   36.95%  18.55%  30.92%

STANDARD & POOR'S 500 INDEX            -3.10%  30.47%  7.62%   10.08%  1.32%   37.58%  22.96%  33.36%

LIPPER GROWTH FUNDS AVERAGE            -4.72%  37.08%  7.86%   10.61%  -2.17%  30.79%  19.24%  25.30%

CONSUMER PRICE INDEX                   6.11%   3.06%   2.90%   2.75%   2.67%   2.54%   3.32%   1.70%



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: -3.15
ROW: 4, COL: 1, VALUE: 38.92
ROW: 5, COL: 1, VALUE: 15.15
ROW: 6, COL: 1, VALUE: 26.42
ROW: 7, COL: 1, VALUE: 4.43
ROW: 8, COL: 1, VALUE: 36.95
ROW: 9, COL: 1, VALUE: 18.55
ROW: 10, COL: 1, VALUE: 30.92
(LARGE SOLID BOX) DESTINY I
YEAR-BY-YEAR TOTAL RETURNS






CALENDAR YEARS                         1990    1991    1992    1993    1994    1995    1996    1997

DESTINY II                             -2.52%  41.42%  15.48%  26.81%  4.48%   35.96%  17.86%  29.64%

STANDARD & POOR'S 500 INDEX            -3.10%  30.47%  7.62%   10.08%  1.32%   37.58%  22.96%  33.36%

LIPPER GROWTH FUNDS AVERAGE            -4.72%  37.08%  7.86%   10.61%  -2.17%  30.79%  19.24%  25.30%

CONSUMER PRICE INDEX                   6.11%   3.06%   2.90%   2.75%   2.67%   2.54%   3.32%   1.70%



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: -2.52
ROW: 4, COL: 1, VALUE: 41.42
ROW: 5, COL: 1, VALUE: 15.48
ROW: 6, COL: 1, VALUE: 26.81
ROW: 7, COL: 1, VALUE: 4.48
ROW: 8, COL: 1, VALUE: 35.96
ROW: 9, COL: 1, VALUE: 17.86
ROW: 10, COL: 1, VALUE: 29.64
(LARGE SOLID BOX) DESTINY II

EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.

THE COMPETITIVE FUNDS AVERAGE is the Lipper Growth Funds Average for Destiny I and Destiny II. As of September 30, 1998, the average
reflected the performance of    934     mutual funds with similar
investment objectives. This average, published by Lipper Analytical Services, Inc., excludes the effect of sales loads.

STANDARD & POOR'S 500 INDEX (S&P 500(registered trademark)) is a widely recognized, unmanaged index of common stocks.
Unlike each fund's returns, the total returns of the comparative index do not include the effect of any brokerage commissions, transaction fees, or other costs of investing.

THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. Government.

Other illustrations of fund performance may show moving averages over specified periods.

The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance or a free annual report, please call the appropriate number listed on the front cover, or your investment professional.

TOTAL RETURNS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.

   THE FUNDS IN DETAIL

CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. Each fund is a diversified fund of Fidelity Destiny Portfolios, an open-end management investment company originally organized as a Massachusetts corporation on January 7, 1969 and reorganized as a Massachusetts business trust on June 20, 1984.

EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet periodically throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. The trustees serve as trustees for other Fidelity funds. The majority of trustees are not otherwise affiliated with Fidelity.

THE FUNDS MAY HOLD SPECIAL SHAREHOLDER MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent or the Plans' custodian, as applicable, will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the dollar value of your investment.

FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.

The funds are managed by FMR, which chooses the funds' investments and handles their business affairs.

Affiliates assist FMR with foreign investments:

(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for each fund.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East), in Tokyo, Japan, serves as a sub-adviser for each fund.

As of September 30, 1998, FMR advised funds having approximately    38
    million shareholder accounts with a total value of more than
$   572     billion.

George A. Vanderheiden is Vice President and manager of Destiny I, which he has managed since 1980. He also manages several other
Fidelity Funds. Mr. Vanderheiden is a member of the Board of Directors for FMR Corp. Mr. Vanderheiden joined Fidelity in 1971.

Beth Terrana is Vice President and manager of Destiny II, which she has managed since June 1998. She also manages other Fidelity funds. Since joining Fidelity in 1983, Ms. Terrana has worked as an analyst, portfolio assistant and manager.

Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

FDC distributes and markets Fidelity's funds and services.

Fidelity Service Company, Inc. (FSC) performs transfer agent servicing functions for each fund.

FMR Corp. is the ultimate parent company of FMR, FMR U.K. and FMR Far East. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.

FMR may allocate brokerage transactions to its broker-dealer affiliates and in a manner that takes into account the sale of shares of the Destiny Portfolios, provided that the funds receive brokerage services and commission rates comparable to those of other broker-dealers.

INVESTMENT PRINCIPLES AND RISKS

EACH FUND seeks capital growth. Although many of the securities in each fund's portfolio at any given time may be income-producing, income generally will not be a consideration in the selection of securities.

Each fund seeks capital growth primarily from equity securities. Each fund will tend to be fully invested in common stocks and securities convertible into common stocks, but may also buy other types of securities such as preferred stocks or bonds. The funds have the flexibility to invest in large or small, domestic or foreign issuers.

The value of the funds' investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions.

FMR may use various investment techniques to hedge a portion of a fund's risks, but there is no guarantee that these strategies will work as FMR intends. As a mutual fund, each fund seeks to spread investment risk by diversifying its holdings among many companies and industries. When you sell your shares of a fund, they may be worth more or less than what you paid for them.

SECURITIES AND INVESTMENT PRACTICES

The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.

FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help the fund achieve its goal. Fund holdings and recent investment strategies are detailed in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call the appropriate number listed on the front cover, or your investment professional.

EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.

RESTRICTIONS: With respect to 75% of its total assets, each fund may not invest in more than 10% of the outstanding voting securities of a single issuer.

DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of credit quality. In general, bond prices rise when interest rates fall, and fall when interest rates rise. Longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

Lower-quality debt securities are considered to have speculative characteristics, and involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general or regional economic difficulty.

The following tables provide a summary of ratings assigned to debt holdings (not including money market instruments) in the funds' portfolios. These figures are dollar-weighted averages of month-end portfolio holdings during the fiscal year ended September 1998, and are presented as a percentage of total security investments. These percentages are historical and do not necessarily indicate a fund's current or future debt holdings.

DESTINY II
FISCAL YEAR
ENDED
SEPTEMBER
199   8
DEBT
HOLDINGS,   MOODY'S
BY RATING   INVESTORS SERVICE           STANDARD & POOR'S
            (AS A % OF INVESTMENTS)     (AS A % OF INVESTMENTS)
                   AVERAGE                      AVERAGE
            RATING OF TOTAL INVESTMENTS RATING  OF TOTAL INVESTMENTS
INVESTMENT
GRADE
Highest
quality     Aaa       6.2    %          AAA        6.2    %
High
quality     Aa        0.0    %          AA         0.0    %
Upper-medium
grade       A         0.0    %          A          0.0    %
Medium
grade       Baa       0.0    %          BBB        0.0    %
LOWER
QUALITY
Moderately
speculative Ba        0.0    %          BB         0.0    %
Speculative B         0.1    %          B          0.0    %
Highly
speculative Caa       0.0    %          CCC        0.0    %
Poor
quality     Ca        0.0    %          CC         0.0    %
Lowest
quality, no
interest    C         0.0    %          C          0.0    %
In default,
in arrears  --                          D          0.0    %

REFER TO THE FUND'S SAI FOR A MORE COMPLETE DISCUSSION OF THESE
RATINGS.

THE FUND DOES NOT NECESSARILY RELY ON THE RATINGS OF MOODY'S OR S&P TO DETERMINE COMPLIANCE WITH ITS DEBT QUALITY POLICY. SECURITIES NOT RATED BY MOODY'S OR S&P
AMOUNTED TO    0.0    % OF THE FUND'S INVESTMENTS. THIS PERCENTAGE MAY
INCLUDE SECURITIES RATED BY OTHER NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS, AS WELL AS
UNRATED SECURITIES. UNRATED LOWER-QUALITY SECURITIES AMOUNTED TO
   0.0    % OF THE FUND'S INVESTMENTS.

DESTINY I
FISCAL YEAR
ENDED
SEPTEMBER
199   8
DEBT
HOLDINGS,   MOODY'S
BY RATING   INVESTORS SERVICE           STANDARD & POOR'S
            (AS A % OF INVESTMENTS)     (AS A % OF INVESTMENTS)
                   AVERAGE                      AVERAGE
            RATING OF TOTAL INVESTMENTS RATING  OF TOTAL INVESTMENTS
INVESTMENT
GRADE
Highest
quality      Aaa      11.8    %         AAA        11.8    %
High
quality      Aa       0.0    %          AA         0.0    %
Upper-medium
grade        A        0.0    %          A          0.0    %
Medium grade Baa      0.0    %          BBB        0.0    %
LOWER QUALITY
Moderately
speculative  Ba       0.0    %          BB         0.0    %
Speculative  B        0.0    %          B          0.0    %
Highly
speculative  Caa      0.0    %          CCC        0.0    %
Poor quality Ca       0.0    %          CC         0.0    %
Lowest
quality, no
interest     C       0.0    %           C          0.0    %
In default,
in arrears   --                         D          0.0    %

REFER TO THE FUND'S SAI FOR A MORE COMPLETE DISCUSSION OF THESE
RATINGS.

THE FUND DOES NOT NECESSARILY RELY ON THE RATINGS OF MOODY'S OR S&P TO DETERMINE COMPLIANCE WITH ITS DEBT QUALITY POLICY. SECURITIES NOT RATED BY MOODY'S OR S&P
AMOUNTED TO    0.0    % OF THE FUND'S INVESTMENTS. THIS PERCENTAGE MAY
INCLUDE SECURITIES RATED BY OTHER NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS, AS WELL AS
UNRATED SECURITIES. UNRATED LOWER-QUALITY SECURITIES AMOUNTED TO
   0.0    % OF THE FUND'S INVESTMENTS.

RESTRICTIONS: Purchase of a debt security is consistent with each fund's debt quality policy if it is rated at or above the stated level by Moody's Investors Service (Moody's), Standard & Poor's (S&P), or is unrated but judged to be of equivalent quality by FMR. Each fund currently intends to limit its investments in lower than Baa-quality debt securities (sometimes called "junk bonds") to 10% of its assets.

EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political, economic, or regulatory conditions in foreign countries; fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the potentially less stringent investor protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments.

REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

ADJUSTING INVESTMENT EXPOSURE. A fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, purchasing indexed securities, and selling securities short.

FMR can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with a fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
DIRECT DEBT. Loans and other direct debt instruments are interests in amounts owed to another party by a company, government, or other borrower. They have additional risks beyond conventional debt securities because they may entail less legal protection for a fund, or there may be a requirement that the fund supply additional cash to a borrower on demand.

ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS: A fund may not invest more than 10% of its assets in illiquid securities.

OTHER INSTRUMENTS may include real estate-related instruments.
CASH MANAGEMENT. A fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.

DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry. Economic, business, or political changes can affect all securities of a similar type.

RESTRICTIONS: With respect to 75% of its total assets, each fund may not invest more than 5% in the securities of any one issuer. This limitation does not apply to U.S. Government securities.

Each fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities.

BORROWING. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

RESTRICTIONS: Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.

LENDING securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering a fund's securities. A fund may also lend money to other funds advised by FMR or its affiliates.

RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a fund's total assets.

FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.

   DESTINY I AND DESTINY II     seek capital growth. Although many of
the securities in each fund's portfolio at any given time may be income-producing, income generally will not be a consideration in the selection of securities.

With respect to 75% of total assets, each fund may not invest more than 5% in the securities of any one issuer and may not invest in more than 10% of the outstanding voting securities of a single issuer.
These limitations do not apply to U.S. Government securities.

Each fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities.

Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.

Loans, in the aggregate, may not exceed 331/3% of each fund's total assets.

BREAKDOWN OF EXPENSES
Like all mutual funds, each fund pays fees related to its daily operations. Expenses paid out of each fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs.

FMR in turn pays fees to affiliates who provide assistance with these services. Each fund also pays OTHER EXPENSES, which are explained on page .

FMR may, from time to time, agree to reimburse the funds for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expenses and boost its performance.

MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. The fee is determined by calculating a BASIC FEE and then applying a PERFORMANCE ADJUSTMENT. The performance adjustment either increases or decreases the management fee, depending on how well a fund has performed relative to the S&P 500.

MANAGEMENT FEE  =  BASIC FEE  +/-  PERFORMANCE ADJUSTMENT

THE BASIC FEE is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by a fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For September 1998, the group fee rate was    0.2911    % for Destiny
I and Destiny II. The individual fund fee rate is 0.17% for Destiny I and 0.30% for Destiny II.

The basic fee for Destiny I and Destiny II for the fiscal year ended
September 30, 1998, was    0.46    % and    0.59    %, respectively,
of the fund's average net assets.

THE PERFORMANCE ADJUSTMENT rate is calculated monthly by comparing each fund's performance to that of the S&P 500 over the performance period.

The performance period is the most recent 36-month period.
The performance adjustment rate is divided by twelve and multiplied by the fund's average net assets throughout the month, and the resulting dollar amount is then added to or subtracted from the basic fee. The maximum annualized performance adjustment rate is +0.24% of the fund's average net assets up to and including $100,000,000 and +0.20% of the fund's average net assets in excess of $100,000,000 over the performance period.

The total management fee for the fiscal year ended September 30, 1998
was    0.31    % of the fund's average net assets for Destiny I and
   0.45    % of the fund's average net assets for Destiny II.

FMR HAS SUB-ADVISORY AGREEMENTS with FMR U.K. and FMR Far East. These sub-advisers provide FMR with investment research and advice on issuers based outside the United States. Under the sub-advisory agreements, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of the costs of providing these services.

OTHER EXPENSES
While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.

FSC performs transfer agency, dividend disbursing, and shareholder servicing functions for each fund. FSC also calculates the net asset value per share (NAV) and dividends for each fund, maintains the funds' general accounting records, and administers each fund's securities lending program. For the fiscal year ended September 1998,
Destiny I and Destiny II paid fees equal to    0.01    % and
   0.01    %, respectively, of    each     fund's average net assets
for transfer agency and related services, and Destiny I and Destiny II
paid fees equal to    0.01    % and    0.02    %, respectively, of
   each     fund's average net assets for pricing and bookkeeping
services. These amounts are before expense reductions, if any.

Each fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by a fund to reduce that fund's custodian or transfer agent fees.

For the fiscal year ended September 1998, the portfolio turnover rates
for Destiny I and Destiny II were    27    % and    106    %,
respectively. These rates vary from year to year. High turnover rates increase transaction costs and may increase taxable capital gains. FMR considers these effects when evaluating the anticipated benefits of short-term investing.

YOUR ACCOUNT

HOW TO BUY SHARES
THE PRICE TO BUY ONE SHARE of each fund is the fund's NAV.

Each fund has an agreement with FDC under which each fund issues shares at NAV to State Street Bank and Trust Company (State Street) as Custodian for the Plans. EACH FUND WILL NOT OFFER ITS SHARES PUBLICLY EXCEPT THROUGH THE PLANS. Generally, State Street will hold directly
all shares of each fund unless a Planholder        owns fund shares
directly after    completing     or terminating a Plan. The    terms
    of    the offering of the Plans     are    contained     in the
Prospectus of Fidelity Systematic Investment Plans: Destiny Plans I and Destiny Plans II.

   Your     shares will be purchased at the next NAV calculated after
your order is received    in proper form    . Each fund's NAV is
normally calculated each business day at 4:00 p.m. Eastern time.

   Each fund reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.

Share certificates are not available for fund shares.

   If you are investing through a tax-advantaged retirement plan, such as an IRA, for the first time, you will need a special application. Contact your investment professional for more information and a retirement account application.

HOW TO SELL SHARES
TH   E FOLLOWING DISCUSSION RELATES ONLY TO THOSE SHAREHOLDERS WHO
HAVE COMPLETED OR TERMINATED A PLAN AND HOLD SHARES OF A FUND DIRECTLY. PLANHOLDERS SHOULD CONSULT THE SECTION ENTITLED "CANCELLATION AND REFUND RIGHTS" OF THEIR PLAN'S PROSPECTUS FOR A DISCUSSION OF THE REQUIREMENTS FOR REDEMPTION OF SHARES FROM A
PLAN    .

You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares.

THE PRICE TO SELL ONE SHARE of each fund is the fund's NAV.

Your shares will be sold at the next NAV calculated after your order
is received    in proper form.     Each fund's NAV is normally
calculated each business day at 4:00 p.m. Eastern time.

If you have certificates for your shares, you must submit them to FSC in order to sell your shares, and you should call the appropriate number listed on the front cover for specific instructions. The funds currently do not issue share certificates.

For more information, see "Systematic Withdrawal Program" on page 14 of the Destiny Plans' prospectus.

CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

(small solid bullet) You wish to redeem more than $100,000 worth of shares,

(small solid bullet) Your account registration has changed within the last 30 days,

(small solid bullet) The check is being mailed to a different address than the one on your account (record address),

(small solid bullet) The check is being made payable to someone other than the account owner, or

(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

SELLING SHARES IN WRITING
Write a "letter of instruction" with:

(small solid bullet) Your name,

(small solid bullet) The fund's name,

(small solid bullet) Your fund account number,

(small solid bullet) The dollar amount or number of shares to be redeemed, signed certificates (if applicable), and

(small solid bullet) Any other applicable requirements listed in the following table.

Mail your letter to the following address:

Fidelity Investments
P. O. Box 770002
Cincinnati, OH 45277-0086

Unless otherwise instructed, Fidelity will send a check to the record address.

                      TYPE OF REGISTRATION*                     SPECIAL REQUIREMENTS

PHONE                 ALL ACCOUNTS                              (SMALL SOLID BULLET) MAXIMUM CHECK REQUEST: $100,000.
                                                                (SMALL SOLID BULLET) YOU MAY EXCHANGE TO OTHER FIDELITY
                                                                FUNDS IF BOTH ACCOUNTS ARE REGISTERED
                                                                WITH THE SAME NAME(S), ADDRESS, AND
                                                                TAXPAYER ID NUMBER.
                                                                (SMALL SOLID BULLET) CALL FSC AT THE APPROPRIATE NUMBER
                                                                LISTED ON THE FRONT COVER.

MAIL OR IN PERSON
(MAIL_GRAPHIC)
(HAND_GRAPHIC)        INDIVIDUAL, JOINT TENANTS, SOLE           (SMALL SOLID BULLET) THE LETTER OF INSTRUCTION MUST BE
                      PROPRIETORSHIP, CUSTODIAL (UNIFORM        SIGNED BY ALL PERSON(S) REQUIRED TO
                      GIFTS/TRANSFERS TO MINORS ACT), GENERAL   SIGN FOR THE ACCOUNT EXACTLY AS IT IS
                      PARTNERS                                  REGISTERED, ACCOMPANIED BY SIGNATURE
                                                                GUARANTEE(S).
                      CORPORATIONS, ASSOCIATIONS                (SMALL SOLID BULLET) THE LETTER OF INSTRUCTION AND A
                                                                CORPORATE RESOLUTION MUST BE SIGNED
                                                                BY ALL PERSON(S) REQUIRED TO SIGN FOR
                                                                THE ACCOUNT, ACCOMPANIED BY
                                                                SIGNATURE GUARANTEE(S).
                      TRUSTS                                    (SMALL SOLID BULLET) THE LETTER OF INSTRUCTION MUST BE
                                                                SIGNED BY THE TRUSTEE(S), ACCOMPANIED
                                                                BY SIGNATURE GUARANTEE(S). (IF THE
                                                                TRUSTEE'S NAME IS NOT REGISTERED ON
                                                                YOUR ACCOUNT, ALSO PROVIDE A COPY OF
                                                                THE TRUST DOCUMENT, CERTIFIED WITHIN
                                                                THE LAST 60 DAYS.)


* IF YOU DO NOT FALL INTO ANY OF THE ABOVE REGISTRATION CATEGORIES (E.G., EXECUTORS, ADMINISTRATORS, CONSERVATORS OR GUARDIANS), PLEASE CALL THE APPROPRIATE NUMBER LISTED ON THE FRONT COVER FOR FURTHER
INSTRUCTIONS.

INVESTOR SERVICES
THE FOLLOWING SHAREHOLDER SERVICES ARE APPLICABLE ONLY TO THOSE SHAREHOLDERS WHO HAVE COMPLETED OR TERMINATED A PLAN AND HOLD SHARES OF A FUND DIRECTLY. Planholders should consult the sections titled "Rights and Privileges of Planholders" on page 11 in their Plan's Prospectus for a discussion of distribution options and other pertinent data.

For accounts not associated with the Plans, Fidelity provides a variety of services to help you manage your account.

INFORMATION SERVICES
STATEMENTS AND REPORTS that Fidelity sends to you include the following:

(small solid bullet) Confirmation statements (after every transaction, except a reinvestment, that affects your account balance or your account registration)

(small solid bullet) Account statements (quarterly)

(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses may be mailed, even if you have more than one account in a fund. Call FDC at the appropriate number listed on the front cover, or your investment professional if you need additional copies of financial reports and prospectuses.

FSC pays for shareholder services but not for special services, such as producing and mailing historical account documents. You may be required to pay a fee for special services.

TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your shares and buy shares of other Fidelity funds by telephone or in writing. The shares you exchange will carry credit for any front-end sales charge you previously paid in connection with the purchase of Plan shares.

Note that exchanges out of a fund are limited to four per calendar year, and that they may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see "Exchange Restrictions," page .

SHAREHOLDER AND ACCOUNT POLICIES

DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net investment income and capital gains to shareholders each year. Normally, dividends and capital gains are distributed in December.

DISTRIBUTION OPTIONS
THE FOLLOWING DISTRIBUTION OPTIONS ARE APPLICABLE ONLY TO THOSE SHAREHOLDERS WHO HAVE COMPLETED OR TERMINATED A PLAN AND HOLD SHARES OF THE FUNDS DIRECTLY. Planholders should consult the section titled "Rights and Privileges of Planholders" on page 11 of the Plans' Prospectus for a discussion of distribution options and other pertinent information.

You can choose from three distribution options:

1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional shares of the fund, but you will be sent a check for each dividend distribution.

3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.
When a fund deducts a distribution from its NAV, the reinvestment price is the fund's NAV at the close of business that day.
Distribution checks will be mailed within seven days.

TAXES
As with any investment, you should consider how your investment in a fund will be taxed. If your account is not a tax-advantaged retirement account, you should be aware of these tax implications.

TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.

For federal tax purposes, each fund's income and short-term capital gains are distributed as dividends and taxed as ordinary income;
capital gain distributions are taxed as long-term capital gains.

Every January, Fidelity will send you and the IRS a statement showing the tax characterization of distributions paid to you in the previous year.

TAXES ON TRANSACTIONS. Your redemptions - including exchanges - are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.

Whenever you sell shares of a fund, Fidelity will send you a confirmation statement showing how many shares you sold and at what price.

You will also receive a transaction statement at least quarterly. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. BE SURE TO KEEP YOUR REGULAR ACCOUNT STATEMENTS; the information they contain will be essential in calculating the amount of your capital gains.

"BUYING A DIVIDEND." If you buy shares when a fund has realized but not yet distributed income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.

CURRENCY CONSIDERATIONS. If a fund's dividends exceed its taxable income in any year, which is sometimes the result of currency-related losses, all or a portion of the fund's dividends may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, each fund may adjust its dividends to take currency fluctuations into account, which may cause the dividends to vary. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your shares. The statement you receive in January will specify if any distributions included a return of capital.

EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on a fund and its investments, and these taxes generally will reduce a fund's distributions. However, if you meet certain holding period requirements with respect to your fund shares, an offsetting tax credit may be available to you. If you do not meet such holding period requirements, you may still be entitled to a deduction for certain foreign taxes. In either case, your tax statement will show more taxable income or capital gains than were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.

There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments.
TRANSACTION DETAILS
THE FUNDS ARE OPEN FOR BUSINESS each day the New York Stock Exchange
(NYSE) is open. FSC normally calculates each fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time.

EACH FUND'S NAV is the value of a single share. The NAV is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

Each fund's assets are valued primarily on the basis of market quotations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

Planholders who have redeemed shares under "Cancellation and Refund Rights" (discussed in the Plans' Prospectus), may not reinstate at NAV the proceeds from such a cancellation or refund until all refunded Creation and Sales Charges included in the cancellation have first been deducted in full from the amount being replaced. To redeem shares from a Plan, refer to the section entitled "Rights and Privileges of Planholders" in your Plan's Prospectus, or contact your investment professional.

WHEN YOU SIGN YOUR PLAN'S APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.

YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to redeem and exchange by telephone, call Fidelity at the appropriate number listed on the front cover for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail.

EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time.

WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your order is received in proper form. Note the following:

(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you.

(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

(small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.

EXCHANGE RESTRICTIONS
   The exchange privilege is available only to those shareholders who have completed or terminated a Plan and hold shares of a fund directly. As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds; including the Fidelity Advisor Funds. However, you should role the following:

(small solid bullet) The fund you are exchanging into must be available for sale in your state.

(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.

(small solid bullet) Before exchanging into a fund, read its prospectus.

(small solid bullet) If you exchange into a fund with a sales charge, you pay the difference between that fund's sales charge and any sales charge you have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2% on your shares and you exchange them into a fund with a 3% sales charge, you would pay an additional 1% sales charge.

(small solid bullet) Exchanges may have tax consequences for you.

(small solid bullet) Because excessive trading can hurt fund performance and shareholders, each fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.

(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

(small solid bullet) The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.

Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify these exchange privileges in the future.

OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose administrative fees of up to 1.00% and trading fees of up to 3.00% of the amount exchanged. Check each fund's prospectus for details.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.

Fidelity, Fidelity Investments & (Pyramid) Design, and Fidelity
Investments are registered trademarks of FMR Corp.
The third party marks appearing above are the marks of their respective owners.

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]


SPONSOR
FIDELITY DISTRIBUTORS CORPORATION
82 Devonshire Street
Boston, Massachusetts 02109

FIDELITY INVESTMENTS INSTITUTIONAL
 SERVICES COMPANY, INC.
BROKER/DEALER SERVICES DIVISION
82 Devonshire Street
Boston, MA 02109

FOR INVESTMENT PROFESSIONALS OR POTENTIAL
INVESTORS SEEKING AN INVESTMENT PROFESSIONAL
RECOMMENDATION CALL:
NATIONWIDE: 1-800-433-0734
IN ALASKA OR OVERSEAS (CALL COLLECT): 617-328-5000

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts

TRANSFER AND SHAREHOLDERS'
SERVICING AGENT
BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8300
Boston, Massachusetts 02266-8300

FOR ACTIVE PLANS CALL:
Nationwide: 1-800-225-5270

FIDELITY SERVICE COMPANY, INC.
P.O. Box 770002
Cincinnati, OH 45277-0002
Nationwide: 1-800-433-0734

AUDITORS
   P    RICEWATERHOUSECOOPERS L.L.P.
Boston, Massachusetts

   I    .DES-PRO-1198
   1.476237.101

(RECYCLED LOGO GRAPHIC)Printed on recycled paper


EXHIBITS
A. (1) Custodian Agreement, as amended and restated, dated September 16, 1994, between Fidelity Distributors Corporation and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 1.A.(1) of Post-Effective Amendment No. 62.
   (2)     None.
   (3) (a) Not applicable.
       (b) Plan Dealer Agreement is incorporated herein by reference to Exhibit 1.A.(3)(b) of Post-Effective Amendment No. 62.
       (c) Dealer Commission and Service Fee Schedule is incorporated herein by reference to Exhibit 1.A.(3)(c) of Post-Effective Amendment No. 62.
   (4)     None.
   (5) (a) Not applicable.
       (b) Not applicable.
   (6) Articles of Incorporation and By-laws of Fidelity Distributors Corporation are incorporated herein by reference to Exhibit 1.A.(6) of Post-Effective Amendment No. 50.
   (7) The Consolidated Financial Statements of Seaboard Surety Company, for the fiscal year ended December 31, 1997, are electronically filed herein as Exhibit 1.A(7).
DIDNT
WE
CHANGE
THIS(8) Franchise Agreement dated August 2, 1984 between Fidelity Distributors Corporation and Fidelity Destiny Portfolios, on behalf of Destiny I, is incorporated herein by reference to Exhibit 1.A.(8)(a) of Post-Effective Amendment No. 62. Franchise Agreement dated December 30, 1985 between Fidelity Distributors Corporation and Fidelity Destiny Portfolios, on behalf of Destiny II, is incorporated herein by reference to Exhibit 1.A.(8)(b) of Post-Effective Amendment No. 62.
   (9)     None.
   (10)    Not applicable.
B. (1)     Not applicable.
   (2) Audited Financial Statements, for the fiscal year ended September 30, 1998, are filed herein as part of the Prospectus.
C.         Not applicable.


SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 65 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on this 19th day of November 1998.

      FIDELITY DISTRIBUTORS CORPORATION
      By /s/ Martha Willis
        Martha Willis, President and Director


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


     (Signature)  (Title)  (Date)



/s/Martha Willis    President and Director  November 19, 1998

    Martha Willis

/s/Edward C. Johnson 3d   Director  November 19, 1998

    Edward C. Johnson 3d

/s/James C. Curvey   Director  November 19, 1998

   James C. Curvey



/s/Caron Ketchum    Treasurer  November 19, 1998

    Caron Ketchum